UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:                  811-2071

Exact name of registrant as specified in charter:    Delaware Group Income Funds

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               David F. Connor, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             July 31

Date of reporting period:                            April 30, 2006

Schedule of Investments (Unaudited)


Delaware Corporate Bond Fund
____________________________

April 30, 2006


                                                                                                                       Market
                                                                                                 Principal             Value
                                                                                                  Amount o             (U.S.$)

Agency Collateralized Mortgage Obligations- 0.39%

Fannie Mae Series 2003-122 AJ 4.50% 2/25/28                                     USD                  545,905           $528,868
Freddie Mac Series 2890 PC 5.00% 7/15/30                                                           1,095,000          1,056,657
GNMA Series 2003-5 B 4.486% 10/16/25                                                                 250,000            240,585
                                                                                                                        _______
Total Agency Collateralized Mortgage Obligations (cost $1,896,300)                                                    1,826,110
                                                                                                                     __________


@=# Collateralized Bond Obligations- 0.33%

Alliance Capital Funding CBO Series 1 A3 144A 5.84% 2/15/10                                           92,526             92,526
Juniper CBO Series 1999-1A A1 144A 6.83% 4/15/11                                                     272,651            274,389
Magnetite Asset Investor CDO Series 3 C1 144A 8.786% 1/31/08                                         500,000            503,150
Putnam CBO II Limited 144A 6.875% 11/8/09                                                            182,057            182,057
Travelers Funding Limited CBO Series 1A A2 144A 6.35% 2/18/14                                        500,000            503,296
                                                                                                                        _______
Total Collateralized Bond Obligations (cost $1,600,454)                                                               1,555,418
                                                                                                                     __________


Commercial Mortgage-Backed Securities- 2.65%

~ Banc of America Commercial Mortgage Securities
   Series 2005-2 A5 4.857% 7/10/43                                                                   475,000            446,619
   Series 2006-1 AJ 5.46% 9/10/45                                                                    580,000            564,872
# Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A
   5.064% 5/14/16                                                                                    855,000            848,193
~ Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 AJ
   5.226% 7/15/44                                                                                    530,000            510,736
# Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A
   6.515% 8/13/18                                                                                  1,800,000          1,884,386
~ Goldman Sachs Mortgage Securities Series 2006-GG6 AJ 5.594% 4/10/38                                705,000            697,583
JPMorgan Chase Commercial Mortgage Securities
   Series 2002-C2 A2 5.05% 12/12/34                                                                  620,000            601,951
   ~ Series 2005-CB11 A4 5.335% 8/12/37                                                            1,455,000          1,413,457
   ~ Series 2005-LDP2 AJ 4.842% 7/15/42                                                              640,000            596,202
   ~ Series 2006-CB14 AJ 5.495% 12/12/44                                                             290,000            285,115
~ Lehman Brothers-UBS Commercial Mortgage Trust Series 2006-C3 AJ 5.72% 3/15/39                    1,200,000          1,189,125
Merrill Lynch Mortgage Trust
   # Series 2002-MW1 J 144A 5.695% 7/12/34                                                           130,000            122,182
   Series 2005-CIP1 A2 4.96% 7/12/38                                                                 820,000            803,951
# Morgan Stanley Capital I Series 1999-FNV1 G 144A 6.12% 3/15/31                                     410,000            412,037
# Tower 144A
   Series 2004-2A A 4.232% 12/15/14                                                                  615,000            592,225
   Series 2006-1 B 5.588% 2/15/36                                                                    425,000            420,815
   Series 2006-1 C 5.707% 2/15/36                                                                    650,000            644,170
~ Wachovia Bank Commercial Mortgage Trust Series 2006-C23 AJ 5.515% 1/15/45                          260,000            254,227
                                                                                                                        _______
Total Commercial Mortgage-Backed Securities (cost $12,528,667)                                                       12,287,846
                                                                                                                     __________


Corporate Bonds- 77.33%

Banking - 7.55%
~# Banco Santander 144A 5.22% 12/9/09                                                                730,000            731,655
~ Barclays Bank 6.278% 12/29/49                                                                      510,000            466,156
BB&T Capital Trust I 5.85% 8/18/35                                                                 1,655,000          1,524,839
Citigroup
   5.875% 2/22/33                                                                                    560,000            528,981
   6.625% 6/15/32                                                                                    330,000            343,841
# CoreStates Capital I Trust 144A 8.00% 12/15/26                                                     505,000            530,154
~# HBOS 144A 5.92% 9/29/49                                                                         1,100,000          1,047,949
# ICICI Bank 144A 5.75% 11/16/10                                                                   1,555,000          1,534,755
MBNA 5.00% 6/15/15                                                                                   700,000            660,971
# Mizuho Financial Group 144A 5.79% 4/15/14                                                        1,205,000          1,193,524
Popular North America
   4.25% 4/1/08                                                                                    1,100,000          1,072,874
   ~ 5.41% 4/6/09                                                                                  1,850,000          1,850,870
Popular North America Capital Trust I 6.564% 9/15/34                                               1,350,000          1,276,125

~# Rabobank Capital Funding II 144A 5.26% 12/29/49                                                 1,410,000          1,339,723
~ RBS Capital Trust I 4.709% 12/29/49                                                                525,000            480,983
~# Resona Preferred Global Securities Cayman 144A 7.191% 12/29/49                                  6,600,000          6,796,700
~# Shinsei Finance 144A 6.418% 1/29/49                                                             1,455,000          1,415,321
~# Skandinaviska Enskilda Banken 144A 8.125% 9/29/49                                                 550,000            555,430
# Sovereign Bancorp 144A 4.80% 9/1/10                                                              1,990,000          1,917,801
~# Sumitomo Mitsui Banking 144A 5.625% 7/29/49                                                     1,610,000          1,540,715
~# United Overseas Bank 144A 5.375% 9/3/19                                                           945,000            903,703
~ Wachovia Capital Trust III 5.80% 8/29/49                                                         5,445,000          5,343,728
~# Woori Bank 144A 6.125% 5/3/16                                                                   2,000,000          1,997,800
                                                                                                                      _________
                                                                                                                     35,054,598
                                                                                                                     __________
Basic Industry - 5.33%
Abitibi-Consolidated
   6.95% 12/15/06                                                                                    467,000            471,670
   7.875% 8/1/09                                                                                   1,025,000          1,035,250
Alcan 5.75% 6/1/35                                                                                   625,000            568,980
Barrick Gold 5.80% 11/15/34                                                                        1,550,000          1,402,531
Bowater 9.00% 8/1/09                                                                               1,315,000          1,374,175
Donohue Forest Products 7.625% 5/15/07                                                             1,075,000          1,091,125
Georgia-Pacific 8.875% 5/15/31                                                                     2,784,000          2,930,159
Grupo Minero Mexico 8.25% 4/1/08                                                                   1,775,000          1,863,749
Huntsman International 10.125% 7/1/09                                                              1,085,000          1,109,413
IMC Global 7.375% 8/1/18                                                                             300,000            289,500
Ispat Inland 9.75% 4/1/14                                                                          1,360,000          1,532,153
Lubrizol 4.625% 10/1/09                                                                            2,345,000          2,274,438
Newmont Gold 8.91% 1/5/09                                                                            110,816            116,634
Newmont Mining 5.875% 4/1/35                                                                       1,645,000          1,489,339
Norske Skog 8.625% 6/15/11                                                                         1,368,000          1,378,260
Placer Dome 6.45% 10/15/35                                                                         1,275,000          1,260,032
Sherwin-Williams 6.85% 2/1/07                                                                        681,000            687,365
Southern Peru Copper 7.50% 7/27/35                                                                 1,520,000          1,478,200
Stone Container 9.25% 2/1/08                                                                         825,000            855,938
Vale Overseas 6.25% 1/11/16                                                                          570,000            562,875
Witco 6.875% 2/1/26                                                                                1,055,000            983,788
                                                                                                                        _______
                                                                                                                     24,755,574
                                                                                                                     __________

Brokerage - 3.17%
Amvescap 4.50% 12/15/09                                                                            2,430,000          2,338,292
E Trade Financial 8.00% 6/15/11                                                                    1,445,000          1,499,188
Goldman Sachs
   5.25% 10/15/13                                                                                  1,855,000          1,793,961
   6.125% 2/15/33                                                                                    745,000            719,467
   6.345% 2/15/34                                                                                  2,375,000          2,285,486
LaBranche & Company 9.50% 5/15/09                                                                  1,600,000          1,720,000
~# Lehman Brothers Holdings E-Capital Trust I 144A 5.55% 8/19/65                                     400,000            401,619
Merrill Lynch 5.00% 1/15/15                                                                          500,000            472,766
Morgan Stanley
   ~ 4.93% 11/24/06                                                                                  350,000            350,318
   5.375% 10/15/15                                                                                 1,560,000          1,493,985
Nuveen Investments 5.00% 9/15/10                                                                   1,655,000          1,594,036
                                                                                                                      _________
                                                                                                                     14,669,118
                                                                                                                     __________
Capital Goods - 0.65%
Allied Waste North America 9.25% 9/1/12                                                              907,000            981,828
Honeywell International 5.70% 3/15/36                                                              1,585,000          1,497,163
# Sealed Air 144A 5.375% 4/15/08                                                                     400,000            398,222
York International 6.625% 8/15/06                                                                    165,000            165,424
                                                                                                                        _______
                                                                                                                      3,042,637
                                                                                                                     __________
Communications - 8.81%
AT&T 9.05% 11/15/11                                                                                2,950,000          3,184,708
AT&T Wireless Services
   7.875% 3/1/11                                                                                     725,000            794,263
   8.75% 3/1/31                                                                                    2,855,000          3,599,082
BellSouth 4.20% 9/15/09                                                                            2,280,000          2,190,779
British Telecommunications 8.875% 12/15/30                                                         1,740,000          2,205,627
Citizens Communications 9.25% 5/15/11                                                                330,000            364,238
Comcast
   5.45% 11/15/10                                                                                  1,940,000          1,919,523
   6.50% 11/15/35                                                                                  1,825,000          1,753,358
Cox Communications 4.625% 1/15/10                                                                  2,200,000          2,116,088
CSC Holdings
   8.125% 7/15/09                                                                                     40,000             41,700

   8.125% 8/15/09                                                                                    730,000            761,025
~ Deutsche Telekom International Finance 5.12% 3/23/09                                               875,000            875,927
# Hanarotelecom 144A 7.00% 2/1/12                                                                    950,000            932,239
Insight Midwest 10.50% 11/1/10                                                                     1,000,000          1,056,250
Liberty Media 8.50% 7/15/29                                                                        1,990,000          1,941,826
MCI 6.908% 5/1/07                                                                                  1,520,000          1,531,400
News America 6.20% 12/15/34                                                                        2,475,000          2,295,924
Nextel Communications 6.875% 10/31/13                                                                995,000          1,022,413
Sprint Capital 8.75% 3/15/32                                                                       1,695,000          2,109,244
Telecom Italia Capital
   4.00% 1/15/10                                                                                   1,600,000          1,507,906
   6.00% 9/30/34                                                                                   1,825,000          1,633,906
Telefonos de Mexico 4.50% 11/19/08                                                                 1,825,000          1,778,738
Time Warner Entertainment 8.375% 3/15/23                                                           1,025,000          1,152,178
Triton Communications 8.50% 6/1/13                                                                 1,655,000          1,588,800
US Unwired 10.00% 6/15/12                                                                            480,000            540,000
# Viacom 144A 5.75% 4/30/11                                                                          755,000            750,561
Vodafone Group 5.375% 1/30/15                                                                      1,325,000          1,266,219
                                                                                                                      _________
                                                                                                                     40,913,922
                                                                                                                     __________
Consumer Cyclical - 11.37%
Corrections Corporation of America 7.50% 5/1/11                                                      450,000            457,875
~ DaimlerChrysler Holdings 5.33% 3/13/09                                                           4,190,000          4,194,550
DR Horton 5.25% 2/15/15                                                                            2,630,000          2,398,350
Ford Motor 7.45% 7/16/31                                                                           4,115,000          3,024,525
Ford Motor Credit
   5.70% 1/15/10                                                                                   1,725,000          1,517,667
   ~ 9.473% 4/15/12                                                                                2,455,000          2,461,037
Fortune Brands
   5.125% 1/15/11                                                                                    100,000             97,709
   5.875% 1/15/36                                                                                    900,000            814,859
# Galaxy Entertainment Finance 144A 9.875% 12/15/12                                                1,205,000          1,253,200
General Motors 8.375% 7/15/33                                                                      1,660,000          1,245,000
General Motors Acceptance Corporation
   6.875% 9/15/11                                                                                  5,360,000          5,026,731
   8.00% 11/1/31                                                                                   7,975,000          7,581,810
Home Depot 5.40% 3/1/16                                                                            1,530,000          1,492,985
Johnson Controls 5.00% 11/15/06                                                                    1,208,000          1,204,173
# Johnson (SC) & Son 144A 5.75% 2/15/33                                                              515,000            470,784
Kohl's 7.25% 6/1/29                                                                                  425,000            440,766
# Lennar 144A 6.50% 4/15/16                                                                        2,060,000          2,057,816
Lodgenet Entertainment 9.50% 6/15/13                                                                 335,000            362,638
May Department Stores
   3.95% 7/15/07                                                                                   1,875,000          1,836,384
   6.65% 7/15/24                                                                                     715,000            707,846
# Neiman Marcus 144A 10.375% 10/15/15                                                              1,170,000          1,257,750
# Nissan Motor Acceptance 144A 5.625% 3/14/11                                                      3,390,000          3,362,954
Office Depot 6.25% 8/15/13                                                                         1,055,000          1,046,442
Penney (J.C.)
   7.40% 4/1/37                                                                                      225,000            240,641
   7.65% 8/15/16                                                                                   1,505,000          1,644,342
Time Warner 8.18% 8/15/07                                                                          2,740,000          2,832,694
Visteon
   7.00% 3/10/14                                                                                     855,000            698,963
   8.25% 8/1/10                                                                                    3,360,000          3,032,400
                                                                                                                      _________
                                                                                                                     52,762,891
                                                                                                                     __________
Consumer Non-Cyclical - 6.94%
Altria Group 7.65% 7/1/08                                                                          1,200,000          1,251,276
# AmerisourceBergen 144A
   5.625% 9/15/12                                                                                  1,410,000          1,384,155
   5.875% 9/15/15                                                                                    125,000            121,972
Anheuser Busch 5.75% 4/1/36                                                                        1,615,000          1,532,157
Baxter International 5.196% 2/16/08                                                                1,000,000            995,918
Biovail 7.875% 4/1/10                                                                              1,760,000          1,786,400
Boston Scientific 7.00% 11/15/35                                                                   1,175,000          1,187,461
Constellation Brands 8.125% 1/15/12                                                                  632,000            660,440
Genentech 4.75% 7/15/15                                                                              545,000            504,782
Kraft Foods
   4.125% 11/12/09                                                                                 2,885,000          2,756,880
   5.25% 6/1/07                                                                                    1,050,000          1,047,120
   6.50% 11/1/31                                                                                     315,000            320,727

Marsh Supermarket 8.875% 8/1/07                                                                      475,000            472,625
Medco Health Solutions 7.25% 8/15/13                                                               3,530,000          3,769,908
MedPartners 7.375% 10/1/06                                                                         1,950,000          1,967,063
Merck
   4.75% 3/1/15                                                                                      265,000            243,949
   5.95% 12/1/28                                                                                   1,260,000          1,193,718
# Miller Brewing 144A 4.25% 8/15/08                                                                  860,000            838,439
Pilgrim's Pride 9.625% 9/15/11                                                                       850,000            890,375
RJ Reynolds Tobacco Holdings 7.875% 5/15/09                                                          925,000            964,313
Schering-Plough
   5.55% 12/1/13                                                                                     370,000            362,733
   6.75% 12/1/33                                                                                     565,000            593,444
US Oncology 9.00% 8/15/12                                                                          1,060,000          1,128,900
UST 6.625% 7/15/12                                                                                   820,000            846,480
WellPoint 4.25% 12/15/09                                                                           1,335,000          1,280,632
Wyeth 5.50% 2/1/14                                                                                 4,205,000          4,114,953
                                                                                                                      _________
                                                                                                                     32,216,820
                                                                                                                     __________
Electric - 7.98%
Alabama Power 5.875% 12/1/22                                                                       1,520,000          1,486,099
~ AVA Capital Trust III 6.50% 4/1/34                                                                 880,000            873,327
Avista 7.75% 1/1/07                                                                                1,380,000          1,398,790
CenterPoint Energy Houston Electric 5.60% 7/1/23                                                   1,850,000          1,707,876
Cleveland Electric Illuminating 7.88% 11/1/17                                                        200,000            227,436
Detroit Edison 4.80% 2/15/15                                                                       1,350,000          1,245,386
Dominion Resources 6.30% 3/15/33                                                                   1,640,000          1,570,380
Duke Capital
   4.331% 11/16/06                                                                                   720,000            716,530
   5.668% 8/15/14                                                                                  1,930,000          1,886,006
Entergy Gulf States
   5.12% 8/1/10                                                                                    1,250,000          1,201,409
   6.00% 12/1/12                                                                                   1,540,000          1,516,167
# MidAmerican Energy Holdings 144A 6.125% 4/1/36                                                   1,470,000          1,406,918
Monongahela Power 5.00% 10/1/06                                                                      685,000            683,266
NRG Energy 7.375% 2/1/16                                                                           1,490,000          1,506,763
Pacific Gas & Electric 6.05% 3/1/34                                                                4,425,000          4,246,615
Peco Energy 5.95% 11/1/11                                                                          2,050,000          2,087,691
# Power Contract Financing 144A 6.256% 2/1/10                                                      1,824,000          1,833,226
# Power Receivables Finance 144A 6.29% 1/1/12                                                        197,397            198,137
~ Progress Energy 5.518% 1/15/10                                                                   1,080,000          1,084,294
PSEG Funding Trust I 5.381% 11/16/07                                                               1,440,000          1,435,280
PSEG Power 5.50% 12/1/15                                                                           2,640,000          2,527,335
~ SCANA 4.97% 3/1/08                                                                               1,800,000          1,802,124
Southern California Edison 6.65% 4/1/29                                                            1,525,000          1,566,674
# Tenaska Alabama Partners 144A 7.00% 6/30/21                                                        719,240            714,700
TXU Energy 6.125% 3/15/08                                                                            885,000            891,731
Westar Energy 6.00% 7/1/14                                                                         1,250,000          1,254,355
                                                                                                                      _________
                                                                                                                     37,068,515
                                                                                                                     __________
Energy - 4.29%
Amerada Hess 7.125% 3/15/33                                                                        1,845,000          1,969,552
# Canadian Oil Sands 144A 4.80% 8/10/09                                                              324,000            314,382
ConocoPhillips 5.90% 10/15/32                                                                      1,150,000          1,120,680
EnCana 6.50% 8/15/34                                                                               2,000,000          2,036,282
Nexen 5.875% 3/10/35                                                                                 975,000            887,738
Pioneer Natural 6.875% 5/1/18                                                                      1,345,000          1,354,550
# Ras Laffan Liquefied Natural Gas II 144A 5.298% 9/30/20                                          1,000,000            943,937
# Ras Laffan Liquefied Natural Gas III 144A 5.838% 9/30/27                                         1,430,000          1,324,400
SEACOR Holdings 7.20% 9/15/09                                                                      1,715,000          1,757,925
~ Secunda International 13.068% 9/1/12                                                               915,000            969,900
SESI 8.875% 5/15/11                                                                                  505,000            530,250
Siberian Oil 10.75% 1/15/09                                                                        1,775,000          1,983,740
Smith International Inc 7.00% 9/15/07                                                              1,705,000          1,740,575
Talisman Energy 5.85% 2/1/37                                                                       1,320,000          1,206,316
Tyumen Oil 11.00% 11/6/07                                                                            930,000          1,000,029
USX 9.125% 1/15/13                                                                                   600,000            709,483
Weatherford International 4.95% 10/15/13                                                              50,000             47,392
                                                                                                                         ______
                                                                                                                     19,897,131
                                                                                                                     __________
Financials - 5.78%
American General Finance 4.875% 7/15/12                                                            1,725,000          1,642,557
Capital One Bank 5.75% 9/15/10                                                                       885,000            891,628
Capital One Financial 4.738% 5/17/07                                                               2,030,000          2,015,254

HSBC Finance
   4.625% 9/15/10                                                                                  1,250,000          1,205,369
   5.00% 6/30/15                                                                                     750,000            701,012
~ HSBC Finance Capital Trust IX 5.911% 11/30/35                                                    2,100,000          2,032,443
# Mantis Reef 144A 4.799% 11/3/09                                                                  1,755,000          1,692,712
~ MUFG Capital Finance 1 6.346% 7/29/49                                                            1,475,000          1,447,981
Residential Capital
   ~ 6.07% 11/21/08                                                                                1,635,000          1,645,459
   6.125% 11/21/08                                                                                 2,355,000          2,346,221
   6.375% 6/30/10                                                                                    668,000            665,765
   6.50% 4/17/13                                                                                   1,110,000          1,107,863
   6.875% 6/30/15                                                                                  7,980,000          8,103,450
   ~# 144A 6.898% 4/17/09                                                                          1,340,000          1,340,256
                                                                                                                      _________
                                                                                                                     26,837,970
                                                                                                                     __________
Insurance - 9.03%
# American International Group 144A 5.05% 10/1/15                                                  1,750,000          1,650,681
# Farmers Exchange Capital 144A 7.05% 7/15/28                                                      1,897,000          1,847,911
# Farmers Insurance Exchange 144A
   6.00% 8/1/14                                                                                      625,000            608,977
   8.625% 5/1/24                                                                                   3,670,000          4,188,876
# Liberty Mutual 144A
   5.75% 3/15/14                                                                                   1,030,000            977,732
   7.00% 3/15/34                                                                                     660,000            633,071
Marsh & McLennan
   5.15% 9/15/10                                                                                     720,000            699,558
   ~ 5.19% 7/13/07                                                                                 1,270,000          1,269,130
   5.375% 3/15/07                                                                                  2,145,000          2,138,921
Montpelier Re Holdings 6.125% 8/15/13                                                              2,170,000          2,051,596
# Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                   1,160,000          1,290,484
# Nippon Life Insurance 144A 4.875% 8/9/10                                                         2,515,000          2,431,914
~/# North Front Pass-Through Trust 144A 5.81% 12/15/24                                             3,850,000          3,695,111
~# Oil Insurance 144A 5.15% 8/15/33                                                                2,580,000          2,538,880
Phoenix 6.675% 2/16/08                                                                             1,150,000          1,157,504
St. Paul Travelers 5.01% 8/16/07                                                                   2,605,000          2,590,818
~/# Twin Reefs Pass-Through Trust 144A 5.849% 12/31/49                                             1,600,000          1,600,059
UnitedHealth Group 5.80% 3/15/36                                                                   1,960,000          1,810,078
UnumProvident 5.997% 5/15/08                                                                         440,000            442,038
WellPoint 5.85% 1/15/36                                                                            1,595,000          1,469,936
Willis Group
   5.125% 7/15/10                                                                                  1,695,000          1,654,762
   5.625% 7/15/15                                                                                  1,735,000          1,662,736
~# ZFS Finance USA Trust I 144A 6.45% 12/15/65                                                     3,710,000          3,500,930
                                                                                                                      _________
                                                                                                                     41,911,703
                                                                                                                     __________
Natural Gas - 3.37%
Atmos Energy
   4.00% 10/15/09                                                                                    660,000            625,209
   ~ 5.443% 10/15/07                                                                               2,015,000          2,017,777
Energy Transfer 5.95% 2/1/15                                                                       2,045,000          2,000,554
Enterprise Products Operating
   4.00% 10/15/07                                                                                    590,000            576,747
   4.625% 10/15/09                                                                                 1,290,000          1,247,070
# GulfSouth Pipeline 5.05% 2/1/15                                                                  1,570,000          1,471,033
KeySpan Gas East 6.90% 1/15/08                                                                       725,000            741,057
Northern Border Pipeline 6.25% 5/1/07                                                                700,000            704,413
ONEOK 5.51% 2/16/08                                                                                2,185,000          2,183,313
Sempra Energy
   4.621% 5/17/07                                                                                    230,000            228,188
   4.75% 5/15/09                                                                                     735,000            719,696
   ~ 5.24% 5/21/08                                                                                   835,000            836,637
Texas East Transmission 5.25% 7/15/07                                                                615,000            612,870
Valero Logistics Operations 6.05% 3/15/13                                                          1,680,000          1,682,522
                                                                                                                      _________
                                                                                                                     15,647,086
                                                                                                                     __________
Real Estate - 1.28%
Brandywine Operating Partnership
   ~ 5.415% 4/1/09                                                                                 1,325,000          1,325,594
   5.625% 12/15/10                                                                                 1,455,000          1,436,882
Developers Diversified Realty
   4.625% 8/1/10                                                                                   2,055,000          1,967,253
   5.375% 10/15/12                                                                                   530,000            513,715
HRPT Properties Trust 5.75% 2/15/14                                                                  705,000            684,506
                                                                                                                        _______

                                                                                                                      5,927,950
                                                                                                                      _________

Transportation - 1.78%
American Airlines 6.817% 5/23/11                                                                   1,550,000          1,522,875
Continental Airlines
   6.503% 6/15/11                                                                                  1,590,000          1,598,715
   6.703% 6/15/21                                                                                    371,953            368,085
~ CSX 4.99% 8/3/06                                                                                   294,000            294,260
# Erac USA Finance 144A
   5.30% 11/15/08                                                                                  1,955,000          1,943,951
   7.35% 6/15/08                                                                                     905,000            937,829
# Hertz 144A 10.50% 1/1/16                                                                         1,425,000          1,583,531
                                                                                                                      _________
                                                                                                                      8,249,246
                                                                                                                      _________
Total Corporate Bonds (cost $369,679,573)                                                                           358,955,161
                                                                                                                    ___________

Foreign Agencies- 1.01%

Pemex Project Funding Master Trust
   6.125% 8/15/08                                                                                  1,370,000          1,381,645
   6.625% 6/15/35                                                                                    635,000            600,869
   # 144A 6.625% 6/15/35                                                                           2,880,000          2,725,200
                                                                                                                      _________
Total Foreign Agencies (cost $4,939,988)                                                                              4,707,714
                                                                                                                      _________

Municipal Bonds- 1.60%

American Eagle Northwest Series A 4.97% 12/15/18                                                     455,000            428,241
California State 5.00% 2/1/33                                                                        480,000            486,523
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                               1,125,000          1,164,173
Illinois State Taxable Pension 5.10% 6/1/33                                                        1,840,000          1,660,617
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                                   1,195,000          1,259,685
Oregon State Taxable Pension 5.892% 6/1/27                                                         1,255,000          1,253,118
West Virginia Economic Development Authority
   5.37% 7/1/20 (MBIA)                                                                               175,000            167,211
   6.07% 7/1/26                                                                                      575,000            564,455
Wisconsin State General Taxable Revenue Series A 5.70% 5/1/26 (FSA)                                  475,000            467,595
                                                                                                                        _______
Total Municipal Bonds (cost $7,639,609)                                                                               7,451,618
                                                                                                                      _________

Non-Agency Asset-Backed Securities- 0.72%

# GSAA Trust Series 2004-4N Note 144A 6.25% 5/25/34                                                   41,996             41,917
Mid-State Trust
   Series 11 A1 4.864% 7/15/38                                                                       123,194            114,451
   Series 2004-1 A 6.005% 8/15/37                                                                    211,231            212,066
   Series 2005-1 A 5.745% 1/15/40                                                                    364,902            355,323
~ Renaissance Home Equity Loan Trust Series 2005-2 AF2 4.361% 8/25/35                              1,230,000          1,211,179
~ Residential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31                              790,000            780,063
# Sharp NIM Trust 144A
   Series 2003-HE1N N 6.90% 11/25/33                                                                   6,857              6,842
   Series 2004-2N 7.00% 1/25/34                                                                       62,317             62,317
   Series 2004-IM1N N1 6.85% 3/25/34                                                                   1,550              1,550
# Sierra Receivables Funding Company Series 2003-1A 144A 3.09% 1/15/14                               103,042            100,886
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31                                        491,371            443,639
                                                                                                                        _______
Total Non-Agency Asset-Backed Securities (cost $3,397,373)                                                            3,330,233
                                                                                                                      _________

Non-Agency Collateralized Mortgage Obligations- 2.99%

~ Bear Stearns Adjustable Rate Mortgage Trust Series 2005-7 1A2 4.75% 8/25/35                        507,709            493,026
Countrywide Alternative Loan Trust Series 2006-2CB A3 5.50% 3/25/36                                1,068,366          1,061,706
~/ Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-HYB3 2A1A
   5.804% 5/20/36                                                                                  1,800,000          1,800,000
~ First Horizon Asset Securities Series 2004-AR7 1A1 4.467% 2/25/35                                2,184,629          2,179,508
~ General Motors Acceptance Corporation Mortgage Loan Trust Series 2005-AR2 4A
   5.195% 5/25/35                                                                                  1,312,896          1,272,582
~ Indymac Index Mortgage Loan Trust
   Series 2006-AR7 5A1 6.166% 5/25/36                                                              1,219,872          1,224,557
   Series 2006-AR7 5A2 6.166% 5/25/36                                                              1,806,811          1,811,116
~ JPMorgan Mortgage Trust Series 2005-A2 2A1 4.711% 4/25/35                                          658,664            652,695
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35                                             1,339,685          1,333,232
~ MASTR Adjustable Rate Mortgage Trust Series 2004-10 2A2 4.96% 10/25/34                             444,032            446,857
~# MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.15% 7/25/35                                  712,104            698,084
~ MLCC Mortgage Investors Series 2005-1 1A 4.738% 4/25/35                                            904,096            905,226
                                                                                                                        _______
Total Non-Agency Collateralized Mortgage Obligations (cost $13,920,732)                                              13,878,589
                                                                                                                     __________

Regional Agency- 0.49%

Queensland Treasury 6.00% 10/14/15                                              AUD                2,928,000          2,253,060
                                                                                                                      _________

Total Regional Agency (cost $2,222,269)                                                                               2,253,060
                                                                                                                      _________
Regional Authority- 0.48%

Ontario Province 4.50% 3/8/15                                                   CAD                  914,000            804,786
Quebec Province 5.00% 12/1/15                                                   CAD                1,568,000          1,416,482
                                                                                                                      _________
Total Regional Authority (cost $2,173,242)                                                                            2,221,268
                                                                                                                      _________

\ Senior Secured Loans - 3.65%

AWAS Tranche A 6.75% 3/22/13                                                    USD                1,300,000          1,291,875
Georgia Pacific Term Loan
   Tranche B 6.726% 12/20/12                                                                       2,493,750          2,518,688
   Tranche C 8.029% 12/23/13                                                                       1,800,000          1,840,500
HealthSouth
   8.15% 3/10/07                                                                                     500,000            499,375
   8.15% 3/10/13                                                                                   4,200,000          4,244,625
@ Neiman Marcus Term Bank Loan 6.947% 4/6/13                                                       2,408,228          2,441,341
NRG Energy Bank 6.82% 2/1/13                                                                       1,000,000          1,010,000
@ Qwest Communications Bank Loan
   Tranch A 9.32% 6/30/07                                                                            500,000            512,500
   Tranch B 6.95% 6/30/10                                                                          1,250,000          1,262,500
United Airlines Bank Loan Term Tranche B
   8.625% 2/1/12                                                                                     125,000            126,953
   8.625% 2/1/12                                                                                   1,175,000          1,193,359
                                                                                                                      _________
Total Senior Secured Loans (cost $16,758,640)                                                                        16,941,716
                                                                                                                     __________

Sovereign Debt- 2.60%

Brazil - 0.57%
Republic of Brazil
   # 144A 6.00% 8/15/10                                                         BRL                5,116,635          2,167,988
   12.50% 1/5/16                                                                BRL                  897,000            433,027
                                                                                                                        _______
                                                                                                                      2,601,015
                                                                                                                      _________
Germany - 0.40%
Deutschland Republic 5.00% 7/4/11                                               EUR                1,386,000          1,850,214
                                                                                                                      _________
                                                                                                                      1,850,214
                                                                                                                      _________
Netherlands - 0.14%
Netherlands Government 5.75% 2/15/07                                            EUR                  515,000            663,126
                                                                                                                        _______
                                                                                                                        663,126
                                                                                                                        _______
Poland - 0.09%
Poland Government 6.25% 10/24/15                                                PLN                1,230,000            433,072
                                                                                                                        _______
                                                                                                                        433,072
                                                                                                                        _______
Russia - 0.16%
~/@ Russian Paris Club Participation Note 2.825% 8/20/20                        JPY               86,329,069            758,004
                                                                                                                        _______
                                                                                                                        758,004
                                                                                                                        _______
Sweden - 0.55%
Swedish Government
   4.00% 12/1/09                                                                SEK               10,745,000          1,488,935
   4.50% 8/12/15                                                                SEK                4,510,000            644,054
   5.00% 12/1/20                                                                SEK                2,725,000            413,802
                                                                                                                        _______
                                                                                                                      2,546,791
                                                                                                                      _________
United Kingdom - 0.51%
U.K. Treasury 8.00% 9/27/13                                                     GBP                1,078,000          2,375,227
                                                                                                                      _________
                                                                                                                      2,375,227
                                                                                                                      _________
Venezuela - 0.18%
Venezuela Government 6.00% 12/9/20                                              USD                  920,000            841,800
                                                                                                                        _______
                                                                                                                        841,800
                                                                                                                        _______
Total Sovereign Debt (cost $12,067,435)                                                                              12,069,249
                                                                                                                     __________


Supranational Banks- 0.14%

Inter-American Development Bank 1.90% 7/8/09                                    JPY                4,000,000             36,062
^ International Bank for Reconstruction & Development 6.861% 8/20/07            NZD                1,044,000            611,124
                                                                                                                        _______
Total Supranational Banks (cost $657,228)                                                                               647,186
                                                                                                                        _______


U.S. Treasury Obligations- 4.11%

U.S. Treasury Bonds
   4.50% 2/15/36                                                                USD                1,880,000          1,690,092
   oo 5.375% 2/15/31                                                                               2,905,000          2,949,484
U.S. Treasury Inflation Index Notes
   1.875% 7/15/15                                                                                  1,486,239          1,427,312
   2.00% 1/15/16                                                                                     130,137            125,851
   3.875% 1/15/09                                                                                  1,714,273          1,799,988

U.S. Treasury Notes
   3.75% 3/31/07                                                                                     515,000            509,629
   4.50% 2/15/09                                                                                     230,000            227,808
   4.50% 2/28/11                                                                                     530,000            520,477
   4.50% 2/15/16                                                                                   4,000,000          3,826,876
   4.875% 4/30/08                                                                                  6,000,000          6,002,347
                                                                                                                      _________
Total U.S. Treasury Obligations (cost $19,318,547)                                                                   19,079,864
                                                                                                                     __________

                                                                                                 Number of
                                                                                                 Shares
Preferred Stock- 0.14%

Nexen 7.35%                                                                                           25,430            645,922
                                                                                                                        _______
Total Preferred Stock (cost $670,134)                                                                                   645,922
                                                                                                                        _______

Warrant- 0.00%

+# Solutia144A, exercise price $7.59, expiration date 7/15/09                                            615                  0
                                                                                                                              _
Total Warrant (cost $52,353)                                                                                                  0
                                                                                                                              _

                                                                                                 Principal
                                                                                                 Amount

Repurchase Agreements- 0.40%
With BNP Paribas 4.67% 5/1/06
(dated 4/28/06, to be repurchased at $964,375,
collateralized by $1,003,000 U.S. Treasury Bills
due 8/17/06, market value $989,182)                                             USD                  964,000            964,000

With Cantor Fitzgerald 4.67% 5/1/06
(dated 4/28/06, to be repurchased at $894,348,
collateralized by $324,000 U.S. Treasury Notes
2.625% due 11/15/06, market value $324,528,
$27,000 U.S. Treasury Notes 2.625% due 5/15/08,
market value $26,249, $157,000 U.S. Treasury Notes
3.50% due 11/15/06, market value $158,634,
$128,000 U.S. Treasury Notes 4.625% due 5/15/06,
market value $130,482 and $255,000 U.S. Treasury
Notes 6.50% due 2/15/10, market value $272,643)                                                      894,000            894,000
                                                                                                                        _______
Total Repurchase Agreements (cost $1,858,000)                                                                         1,858,000
                                                                                                                      _________


Total Market Value of Securities - 99.03%

   (cost $471,380,544)                                                                                              459,708,954

Receivables and Other Assets Net of Liabilities (See Notes) - 0.97%                                                   4,495,980
                                                                                                                      _________

Net Assets Applicable to 84,743,470 Shares Outstanding - 100.00%                                                   $464,204,934
                                                                                                                   ____________


o Principal amount shown is stated in the currency in which each security is denominated.
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
JPY - Japanese Yen
NZD - New Zealand Dollar
PLN- Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

+ Non-income producing security for the period ended April 30, 2006.
^ Zero coupon security. The interest rate shown is the yield at the time of purchase.
~ Variable rate security. The interest rate shown is the rate as of April 30, 2006.
@ Illiquid security. At April 30, 2006, the aggregate amount of illiquid securities equals $6,529,763, which represented 1.41% of the Fund's net assets.
See Note 5 in "Notes."
# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2006, the aggregate amount of Rule 144A securities equals $87,688,790, which represented 18.89% of the Fund's net assets. See Note 5 in "Notes."
\ Senior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more
European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
/ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
oo Fully or partially pledged as collateral for financial futures contracts.

= Security is being fair valued in accordance with the Fund's fair valuation policy. At April 30, 2006, the aggregate amount of fair valued securities equals
$1,555,418, which represented 0.34% of the Fund's net assets. See Note 1 in "Notes."

Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
CBO - Collateralized Bond Obligation
CDO - Collateralized Debt Obligation
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
NIM - Net Interest Margin

The following foreign currency exchange contracts and futures contracts were outstanding at April 30, 2006:

Foreign Currency Exchange Contracts (1)

                                                                                                           Unrealized

                                                                                                          Appreciation
Contracts to Receive (Deliver)                 In Exchange For                 Settlement Date           (Depreciation)
_____________________________                  _______________                 _______________           _____________

AUD      (2,363,410)                            USD   1,736,313                     5/8/06                  $ (59,021)
CAD      (2,049,430)                            USD   1,783,731                     5/8/06                    (50,232)
EUR         379,320                             USD    (449,399)                    5/8/06                     29,582
GBP      (1,263,000)                            USD   2,232,083                     5/8/06                    (71,919)
JPY        (567,500)                            EUR  81,485,055                     5/8/06                       (251)
JPY     478,544,836                             USD  (4,092,389)                    5/9/06                    114,851
NZD        (946,700)                            USD     611,625                     5/8/06                      7,417
PLN      (1,664,430)                            USD     527,269                     5/8/06                    (15,413)
SEK     (19,298,700)                            USD   2,500,161                     5/8/06                   (124,864)
                                                                                                             _________
                                                                                                            $(169,850)
                                                                                                            ==========

Futures Contracts (2)

                                                                                                           Unrealized

          Contracts                        Notional             Notional                                  Appreciation
        to Buy (Sell)                   Cost (Proceeds)           Value           Expiration Date        (Depreciation)
        _____________                   ______________            _____           _______________        _____________

 322 U.S. Treasury 5 year Notes           $33,540,406          $33,538,313            6/30/06              $  (2,093)
 458 U.S. Treasury 10 year Notes           48,820,051           48,354,781            6/30/06               (465,270)
(82) U.S. Treasury long Bond               (9,225,748)          (8,761,188)           6/30/06                464,560
                                                                                                             _______
                                                                                                           $  (2,803)
                                                                                                           ==========

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.
(1) See Note 3 in "Notes."
(2) See Note 4 in "Notes."

________________________________________________________________________________
Notes
1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Income Funds - Delaware Corporate Bond Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At April 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:


Cost of investments                   $472,532,501
                                      ____________
Aggregate unrealized appreciation        1,797,889
Aggregate unrealized depreciation      (14,621,436)
                                     _____________
Net unrealized depreciation          $ (12,823,547)
                                     _____________

3. Foreign Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

4. Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

5. Credit and Market Risk

The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by Standard and Poor's Rating Group and/or Ba or lower by Moody's Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including payments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Schedule of Investments (Unaudited)

Delaware Delchester Fund
________________________

April 30, 2006
                                                                                                 Principal             Market
                                                                                                 Amount                Value
Collateralized Bond Obligations - 0.08%

=@~# Merrill Lynch CBO VII Series 1997-C3 144A 5.315% 3/23/08                                       $580,591            $53,438
=@ South Street CBO Series 1999-1A A1 7.16% 7/1/11                                                   166,207            167,035
                                                                                                                        _______
Total Collateralized Bond Obligations (cost $481,485)                                                                   220,473
                                                                                                                        _______

Commercial Mortgage-Backed Securities - 0.69%

# First Union National Bank Commercial Mortgage Series 2001-C2 L 144A 6.46% 1/12/43                2,025,000          2,024,569
                                                                                                                      _________
Total Commercial Mortgage-Backed Securities (cost $2,055,296)                                                         2,024,569
                                                                                                                      _________

Convertible Bonds - 0.27%

# Charter Communications 144A 5.875% 11/16/09, exercise price $2.42, expiration date 11/16/09      1,080,000            804,600
                                                                                                                        _______
Total Convertible Bonds (cost $1,054,650)                                                                               804,600
                                                                                                                        _______

Corporate Bonds - 90.81%

Banking - 0.25%
Western Financial 9.625% 5/15/12                                                                     645,000            725,625
                                                                                                                        _______
                                                                                                                        725,625
                                                                                                                        _______
Basic Industry - 12.06%
Abitibi-Consolidated
   6.95% 12/15/06                                                                                    125,000            126,250
   7.875% 8/1/09                                                                                     860,000            868,600
* AK Steel 7.875% 2/15/09                                                                          2,070,000          2,080,350
Bowater 9.50% 10/15/12                                                                             3,455,000          3,662,299
* Chemtura 6.875% 6/1/16                                                                             790,000            791,677
Donohue Forest Products 7.625% 5/15/07                                                             1,000,000          1,015,000
Georgia-Pacific
   9.50% 12/1/11                                                                                   1,150,000          1,267,875
   8.875% 5/15/31                                                                                  1,435,000          1,510,338
* Gold Kist 10.25% 3/15/14                                                                         1,260,000          1,338,750
*# Ineos Group Holdings 144A 8.50% 2/15/16                                                           930,000            888,150
*# Nell AF Sarl 144A 8.375% 8/15/15                                                                1,925,000          1,917,781
* Norske Skog Canada 8.625% 6/15/11                                                                1,985,000          1,999,888
# P.H. Glatfelter 144A 7.125% 5/1/16                                                                 590,000            595,286
# Port Townsend Paper 144A 12.00% 4/15/11                                                          2,735,000          2,256,375
Potlatch 13.00% 12/1/09                                                                            2,545,000          2,968,490
* Rhodia 8.875% 6/1/11                                                                             2,047,000          2,123,763
Smurfit Capital Funding 7.50% 11/20/25                                                             3,105,000          2,918,700
*++ Solutia 6.72% 10/15/37                                                                         2,435,000          2,094,100
Tembec Industries 8.625% 6/30/09                                                                   5,410,000          3,475,924
* Witco 6.875% 2/1/26                                                                              1,520,000          1,417,400
                                                                                                                      _________
                                                                                                                     35,316,996
                                                                                                                     __________
Brokerage - 2.39%
* E Trade Financial 8.00% 6/15/11                                                                  3,110,000          3,226,625
LaBranche & Company
   9.50% 5/15/09                                                                                   1,510,000          1,623,250
   11.00% 5/15/12                                                                                  1,925,000          2,146,375
                                                                                                                      _________
                                                                                                                      6,996,250
                                                                                                                      _________
Capital Goods - 5.77%
Armor Holdings 8.25% 8/15/13                                                                       1,895,000          2,032,388
* Graham Packaging 9.875% 10/15/14                                                                 1,250,000          1,290,625
* Graphic Packaging International 9.50% 8/15/13                                                      570,000            555,750
Interface 10.375% 2/1/10                                                                           2,470,000          2,717,000
Interline Brands 11.50% 5/15/11                                                                    2,221,000          2,476,415
Intertape Polymer 8.50% 8/1/14                                                                     2,050,000          2,044,875
{ Mueller Holdings 14.75% 4/15/14                                                                  3,310,000          2,747,300
*# Panolam Industrial International 144A 10.75% 10/1/13                                            1,115,000          1,098,275
* Trimas 9.875% 6/15/12                                                                            2,070,000          1,950,975
                                                                                                                      _________
                                                                                                                     16,913,603
                                                                                                                     __________
Consumer Cyclical - 7.74%
Accuride 8.50% 2/1/15                                                                              1,540,000          1,528,450

* Carrols 9.00% 1/15/13                                                                              895,000            912,900
# Dave & Busters 144A 11.25% 3/15/14                                                                 850,000            862,750
Ford Motor Credit 7.375% 10/28/09                                                                  1,735,000          1,604,290
General Motors Acceptance Corporation
   6.875% 9/15/11                                                                                  2,325,000          2,180,438
   * 8.00% 11/1/31                                                                                 1,570,000          1,492,594
* Landry's Restaurant 7.50% 12/15/14                                                                 750,000            723,750
* Metaldyne 10.00% 11/1/13                                                                         2,705,000          2,617,087
*# Neiman Marcus 144A 9.00% 10/15/15                                                               1,655,000          1,766,713
# NPC International 144A 9.50% 5/1/14                                                              1,865,000          1,892,975
* O'Charleys 9.00% 11/1/13                                                                         2,300,000          2,357,500
*# Uno Restaurant 144A 10.00% 2/15/11                                                              1,950,000          1,569,750
* Visteon
   7.00% 3/10/14                                                                                     465,000            380,138
   8.25% 8/1/10                                                                                    1,420,000          1,281,550
Warnaco 8.875% 6/15/13                                                                             1,435,000          1,517,513
                                                                                                                      _________
                                                                                                                     22,688,398
                                                                                                                     __________
Consumer Non-Cyclical - 8.25%
Accellent 10.50% 12/1/13                                                                           1,410,000          1,522,800
*# Angiotech Pharmaceuticals 144A 7.75% 4/1/14                                                       510,000            515,100
Biovail 7.875% 4/1/10                                                                              3,820,000          3,877,299
* Constellation Brands 8.125% 1/15/12                                                                750,000            783,750
Cott Beverages 8.00% 12/15/11                                                                      1,330,000          1,359,925
Doane Pet Care 10.625% 11/15/15                                                                    1,355,000          1,659,875
Dole Foods 8.875% 3/15/11                                                                          1,275,000          1,249,500
# Le-Natures 144A 10.00% 6/15/13                                                                   1,500,000          1,582,500
Marsh Supermarkets 8.875% 8/1/07                                                                     250,000            248,750
National Beef Packing 10.50% 8/1/11                                                                1,605,000          1,625,063
Pilgrim's Pride 9.625% 9/15/11                                                                     1,575,000          1,649,813
* Pinnacle Foods 8.25% 12/1/13                                                                       695,000            700,213
* Playtex Products 9.375% 6/1/11                                                                   1,780,000          1,864,550
True Temper Sports 8.375% 9/15/11                                                                  2,640,000          2,448,600
*# Warner Chilcott 144A 9.25% 2/1/15                                                               3,095,000          3,095,000
                                                                                                                      _________
                                                                                                                     24,182,738
                                                                                                                     __________
Energy - 6.37%
# Basic Energy Service 144A 7.125% 4/15/16                                                           555,000            550,838
* Bluewater Finance 10.25% 2/15/12                                                                 1,605,000          1,677,224
*# Brigham Exploration 144A 9.625% 5/1/14                                                            595,000            597,975
Compton Petroleum Finance 7.625% 12/1/13                                                             805,000            800,975
# Copano Energy 144A 8.125% 3/1/16                                                                   605,000            624,663
El Paso Natural Gas 7.625% 8/1/10                                                                  1,350,000          1,405,688
El Paso Production Holding 7.75% 6/1/13                                                            2,290,000          2,373,012
# Hilcorp Energy 144A
   * 7.75% 11/1/15                                                                                   645,000            638,550
   10.50% 9/1/10                                                                                   1,039,000          1,137,705
Inergy Finance 6.875% 12/15/14                                                                     1,395,000          1,325,250
*# Inergy Finance 144A 8.25% 3/1/16                                                                  490,000            505,925
# Mariner Energy 144A 7.50% 4/15/13                                                                  920,000            915,400
Quicksilver Resources 7.125% 4/1/16                                                                1,180,000          1,168,200
~ Secunda International 13.068% 9/1/12                                                             1,395,000          1,478,700
Tennessee Gas Pipeline 8.375% 6/15/32                                                              1,265,000          1,404,180
# VeraSun Energy 144A 9.875% 12/15/12                                                                740,000            791,800
* Whiting Petroleum 7.25% 5/1/13                                                                   1,270,000          1,270,000
                                                                                                                      _________
                                                                                                                     18,666,085
                                                                                                                     __________
Finance & Investments - 0.53%
FINOVA Group 7.50% 11/15/09                                                                        4,529,250          1,562,591
                                                                                                                      _________
                                                                                                                      1,562,591
                                                                                                                      _________
Media - 12.64%
} Adelphia Communications 8.125% 7/15/06                                                           2,600,000          1,228,500
# Affinion Group 144A 11.50% 10/15/15                                                                775,000            798,250
* CCH I 11.00% 10/1/15                                                                             2,222,000          1,988,690
*++ Century Communications 9.50% 9/1/06                                                            2,000,000          1,800,000
* Cenveo 9.625% 3/15/12                                                                            1,190,000          1,276,275
* Charter Communications Holdings
   11.125% 1/15/11                                                                                 2,075,000          1,328,000
   13.50% 1/15/11                                                                                  3,480,000          2,418,600
~# Cleveland Unlimited 144A 13.16% 12/15/10                                                          820,000            856,900
* CSC Holdings 10.50% 5/15/16                                                                      3,000,000          3,172,499
*# Hughes Network Systems 144A 9.50% 4/15/14                                                       1,200,000          1,228,500
Insight Midwest 10.50% 11/1/10                                                                     4,360,000          4,605,249

* Lodgenet Entertainment 9.50% 6/15/13                                                             2,550,000          2,760,375
* Mediacom Capital 9.50% 1/15/13                                                                   2,535,000          2,604,713
*# RH Donnelley 144A 8.875% 1/15/16                                                                  740,000            764,975
Sheridan Acquisition Group 10.25% 8/15/11                                                          1,240,000          1,283,400
* Sirius Satellite 9.625% 8/1/13                                                                   2,335,000          2,294,138
* Vertis 10.875% 6/15/09                                                                           1,135,000          1,089,600
* Warner Music Group 7.375% 4/15/14                                                                1,130,000          1,118,700
* XM Satellite Radio 12.00% 6/15/10                                                                2,080,000          2,353,000
# XM Satellite Radio 144A 9.75% 5/1/14                                                             2,030,000          2,050,300
                                                                                                                      _________
                                                                                                                     37,020,664
                                                                                                                     __________
Real Estate - 1.41%
American Real Estate Partners 8.125% 6/1/12                                                        1,821,000          1,889,288
BF Saul REIT 7.50% 3/1/14                                                                          2,170,000          2,224,250
                                                                                                                      _________
                                                                                                                      4,113,538
                                                                                                                      _________
Services Cyclical - 11.95%
Adesa 7.625% 6/15/12                                                                               1,600,000          1,636,000
American Airlines 7.379% 5/23/16                                                                     950,588            860,282
*# CCM Merger 144A 8.00% 8/1/13                                                                    2,020,000          1,969,500
Corrections Corporation of America 7.50% 5/1/11                                                    2,745,000          2,793,038
*# Festival Fun Parks 144A 10.875% 4/15/14                                                           625,000            635,938
Foster Wheeler 10.359% 9/15/11                                                                       389,750            428,725
FTI Consulting 7.625% 6/15/13                                                                        745,000            787,838
*# Galaxy Entertainment Finance 144A 9.875% 12/15/12                                               3,020,000          3,140,800
Gaylord Entertainment 8.00% 11/15/13                                                               1,100,000          1,134,375
{ H-Lines Finance Holdings 11% 4/1/13                                                              2,873,000          2,456,415
# Hertz 144A
   8.875% 1/1/14                                                                                   1,080,000          1,152,900
   * 10.50% 1/1/16                                                                                   480,000            533,400
Horizon Lines 9.00% 11/1/12                                                                        1,065,000          1,114,256
Kansas City Southern Railway 9.50% 10/1/08                                                         1,810,000          1,920,863
# Knowledge Learning 144A 7.75% 2/1/15                                                             1,575,000          1,504,125
Mandalay Resort Group 9.50% 8/1/08                                                                   980,000          1,049,825
OMI 7.625% 12/1/13                                                                                 2,445,000          2,496,956
Royal Caribbean Cruises 7.25% 3/15/18                                                                565,000            586,889
Seabulk International 9.50% 8/15/13                                                                2,005,000          2,235,575
Stena 9.625% 12/1/12                                                                               1,760,000          1,905,200
{ Town Sports International 11% 2/1/14                                                             1,890,000          1,450,575
Wheeling Island Gaming 10.125% 12/15/09                                                            3,075,000          3,228,749
                                                                                                                      _________
                                                                                                                     35,022,224
                                                                                                                     __________
Services Non-Cyclical - 5.42%
Aleris International 9.00% 11/15/14                                                                1,880,000          1,974,000
Brickman Group 11.75% 12/15/09                                                                       710,000            774,823
Casella Waste Systems 9.75% 2/1/13                                                                 2,810,000          3,006,700
# CRC Health 144A 10.75% 2/1/16                                                                    2,232,000          2,304,540
Geo Subordinate 11.00% 5/15/12                                                                     2,795,000          2,822,950
US Oncology 10.75% 8/15/14                                                                         2,184,000          2,454,270
*{ Vanguard Health 11.25% 10/1/15                                                                  3,435,000          2,550,488
                                                                                                                      _________
                                                                                                                     15,887,771
                                                                                                                     __________
Technology & Electronics - 1.86%
# Activant Solutions 144A 9.50% 5/1/16                                                               410,000            419,225
* Magnachip Semiconductor 8.00% 12/15/14                                                           3,050,000          2,859,375
# Sensata Tech BV 144A 8.00% 5/1/14                                                                1,000,000          1,010,000
*# SunGard Data Systems 144A 10.25% 8/15/15                                                        1,060,000          1,144,800
                                                                                                                      _________
                                                                                                                      5,433,400
                                                                                                                      _________
Telecommunications - 10.03%
++ Allegiance Telecom 11.75% 2/15/08                                                               2,045,000            920,250
American Cellular 10.00% 8/1/11                                                                    1,230,000          1,340,700
American Tower 7.125% 10/15/12                                                                     1,830,000          1,875,750
* Centennial Communications 10.00% 1/1/13                                                          1,450,000          1,515,250
* Cincinnati Bell 8.375% 1/15/14                                                                   2,890,000          2,969,475
# Digicel Limited 144A 9.25% 9/1/12                                                                1,900,000          2,018,750
{ Inmarsat Finance 10.375% 11/15/12                                                                3,600,000          3,114,000
iPCS 11.50% 5/1/12                                                                                 1,445,000          1,643,688
~ IWO Holdings 8.818% 1/15/12                                                                        235,000            246,163
# Nordic Telephone Company Holdings 144A 8.875% 5/1/16                                               825,000            858,000
PanAmSat 9.00% 8/15/14                                                                               890,000            940,063
* Rural Cellular 9.875% 2/1/10                                                                     1,410,000          1,505,175
~# Rural Cellular 144A 10.43% 11/1/12                                                              1,025,000          1,071,125

*# Telcordia Technologies 144A 10.00% 3/15/13                                                      3,420,000          3,146,399
* Triton Communications 9.375% 2/1/11                                                              1,645,000          1,237,863
~ US LEC 13.62% 10/1/09                                                                            1,300,000          1,407,250
*# Wind Acquisition 144A 10.75% 12/1/15                                                            3,230,000          3,585,299
                                                                                                                      _________
                                                                                                                     29,395,200
                                                                                                                     __________
Utilities - 4.14%
++# Calpine 144A 9.90% 7/15/07                                                                     1,827,925          1,754,808
Elwood Energy 8.159% 7/5/26                                                                        1,115,215          1,191,247
Midwest Generation
   8.30% 7/2/09                                                                                    2,125,000          2,182,486
   8.75% 5/1/34                                                                                    1,250,000          1,356,250
* Mirant Americas Generation 8.30% 5/1/11                                                          2,470,000          2,562,625
NRG Energy 7.25% 2/1/14                                                                            1,365,000          1,375,238
Orion Power Holdings 12.00% 5/1/10                                                                 1,490,000          1,706,050
=++# USGen New England 144A 7.459% 1/2/15                                                          1,700,000             12,240
                                                                                                                         ______
                                                                                                                     12,140,944
                                                                                                                     __________
Total Corporate Bonds (cost $265,835,348)                                                                           266,066,027
                                                                                                                    ___________

Emerging Market Bonds - 2.09%

*# C&M Finance 144A 8.10% 2/1/16                                                                   1,250,000          1,238,258
* Republic of El Salvador 7.65% 6/15/35                                                            2,940,000          2,960,580
* Venezuela Government 6.00% 12/9/20                                                               2,110,000          1,930,650
                                                                                                                      _________
Total Emerging Market Bonds (cost $6,113,538)                                                                         6,129,488
                                                                                                                      _________

\ Senior Secured Loans - 0.32%

~ Healthsouth 9.58% 3/10/07                                                                          950,000            948,813
                                                                                                                        _______
Total Senior Secured Loans (cost $942,875)                                                                              948,813
                                                                                                                        _______

                                                                                                 Number of
                                                                                                 Shares

Common Stock - 2.10%

=@+II Avado Brands Restricted                                                                          9,305            130,549
* B&G Foods                                                                                           36,500            546,405
+ Foster Wheeler                                                                                      42,375          1,888,219
+ Mirant                                                                                              56,424          1,385,773
*+ Petroleum Geo-Services ADR                                                                         34,931          1,961,026
+ XM Satellite Radio Holdings Class A                                                                 12,257            247,837
                                                                                                                        _______
Total Common Stock (cost $3,592,845)                                                                                  6,159,809
                                                                                                                      _________

Warrants - 0.00%

+# Solutia 144A, exercise price $7.59, expiration date 7/15/09                                         4,410                  0
                                                                                                                              _
Total Warrants (cost $367,920)                                                                                                0
                                                                                                                              _

                                                                                                 Principal
                                                                                                 Amount

[ Commercial Paper - 3.43%

PHH 5.12% 5/1/06                                                                                 $10,050,000         10,050,000
                                                                                                                     __________
Total Commercial Paper (cost $10,050,000)                                                                            10,050,000
                                                                                                                     __________

Total Market Value of Securities Before Securities Lending Collateral - 99.79%

   (cost $290,493,957)                                                                                              292,403,779

Securities Lending Collateral ** - 22.66%

Short-Term Investments
Fixed Rate Notes - 10.10%
Bank of America Securities 4.89% 5/1/06                                                            8,558,526          8,558,526
Bank of the West 4.80% 5/10/06                                                                       921,052            921,052
Citigroup Global Markets 4.92% 5/1/06                                                             15,350,870         15,350,870
Deutsche Bank London 5.00% 6/29/06                                                                 2,302,631          2,302,631
Washington Mutual Grand 5.00% 6/30/06                                                              2,456,139          2,456,139
                                                                                                                      _________
                                                                                                                     29,589,218
                                                                                                                     __________
~ Variable Rate Notes - 12.56%
American Honda Finance 4.82% 2/21/07                                                               1,381,578          1,381,578
ANZ National 4.82% 5/29/07                                                                           307,018            307,018
Australia New Zealand 4.93% 5/29/07                                                                1,535,087          1,535,087
Bank of America 4.82% 2/23/07                                                                      1,995,613          1,995,613
Bank of New York 4.84% 5/29/07                                                                     1,228,070          1,228,070
Bayerische Landesbank 4.97% 8/25/06                                                                1,535,087          1,535,087
Bear Stearns 4.90% 10/30/06                                                                        1,842,104          1,842,104
BNP Paribas 4.89% 5/27/07                                                                          1,535,087          1,535,087
Canadian Imperial Bank 4.93% 5/29/07                                                                 767,544            767,544

CDC Financial Products 4.98% 5/30/06                                                               1,995,613          1,995,613
Citigroup Global Markets 4.95% 5/5/06                                                              1,995,613          1,995,613
Commonwealth Bank 4.92% 5/29/07                                                                    1,535,087          1,535,087
Goldman Sachs 5.02% 4/30/07                                                                        1,995,613          1,995,613
Manufacturers & Traders 4.95% 9/26/06                                                              1,535,082          1,534,929
Marshall & Ilsley Bank 4.88% 5/29/07                                                               1,688,596          1,688,596
Merrill Lynch Mortgage Capital 4.98% 5/5/06                                                        1,381,578          1,381,578
Morgan Stanley 5.06% 4/30/07                                                                       1,903,508          1,903,508
National Australia Bank 4.81% 3/7/07                                                               1,903,508          1,903,508
National City Bank 4.82% 3/2/07                                                                    1,842,217          1,842,792
Nordea Bank Norge 4.83% 5/29/07                                                                    1,535,087          1,535,087
Royal Bank of Scotland 4.92% 5/29/07                                                               1,535,087          1,535,087
Societe Generale 4.80% 5/29/07                                                                       767,544            767,544
Toyota Motor Credit 4.80% 6/23/06                                                                  1,535,112          1,535,131
Wells Fargo 4.89% 5/29/07                                                                          1,535,087          1,535,087
                                                                                                                      _________
                                                                                                                     36,811,961
                                                                                                                     __________
Total Securities Lending Collateral

   (cost $66,401,179)                                                                                                66,401,179
                                                                                                                     __________
Total Market Value of Securities - 122.45%

   (cost $356,895,136)                                                                                            358,804,958 !

Obligation to Return Securities Lending Collateral ** - (22.66%)                                                   (66,401,179)

Receivables and Other Assets Net of Liabilities (See Notes) - 0.21%                                                     610,021
                                                                                                                        _______

Net Assets Applicable to 88,561,992 Shares Outstanding - 100.00%                                                   $293,013,800
                                                                                                                   ____________

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2006, the aggregate amount of Rule 144A securities equals $59,885,150, which represented 20.44% of the Fund's net assets. See Note 4 in "Notes."
II Restricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At April 30, 2006, the aggregate amount of the restricted security equals $130,549 or 0.04% of the Portfolio's net assets. See
Note 4 in "Notes."
{ Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
* Fully or partially on loan.
** See note 3 in "Notes."
! Includes $65,438,192 of securities loaned.
~ Variable rate securities. The interest rate shown is the rate as of April 30, 2006.
+ Non-income producing security for the period ended April 30, 2006.
++ Non-income producing security. Security is currently in default.
[ The interest rate shown is the effective yield as of the time of purchase.
} Security is currently in default. The issue has missed the maturity date.
Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.
@ Illiquid security. At April 30, 2006, the aggregate amount of illiquid securities equals $351,022, which represented 0.12% of the Fund's net assets.
See Note 4 in "Notes."
= Security is being fair valued in accordance with the Fund's fair valuation policy. At April 30, 2006, the aggregate amount of fair valued securities equals
$363,262, which represented 0.12% of the Fund's net assets. See Note 1 in "Notes."
\ Senior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more
European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

Summary of Abbreviations:

ADR - American Depositary Receipts
CBO - Collateralized Bond Obligation
REIT - Real Estate Investment Trust

Notes
_____

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Income Funds - Delaware Delchester Fund (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At April 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                         $358,546,843
                                            ____________
Aggregate unrealized appreciation              8,866,305
Aggregate unrealized depreciation             (8,608,190)
                                            ____________
Net unrealized appreciation                 $    258,115
                                            ____________

For federal income tax purposes, at July 31, 2005, capital loss carryforwards of $639,057,396 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $123,490,311 expires in 2008, $284,053,994 expires in 2009, $211,481,773 expires in 2010 and $20,031,318 expires in 2011.

3. Securities Lending

The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S.

government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation. At April 30, 2006, the market value of securities on loan was $65,438,192, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)


Delaware Extended Duration Bond Fund
____________________________________

April 30, 2006

                                                                                                                      Market
                                                                                                Principal             Value
                                                                                                 Amount o             (U.S.$)

Agency Collateralized Mortgage Obligations- 0.26%

Freddie Mac Series 2890 PC 5.00% 7/15/30                                            USD             300,000            $289,495
GNMA Series 2003-5 B 4.486% 10/16/25                                                                160,000             153,975
                                                                                                                        _______

Total Agency Collateralized Mortgage Obligations (cost $462,016)                                                        443,470
                                                                                                                        _______


Agency Mortgage-Backed Securities- 0.29%

Fannie Mae S.F. 30 yr
   5.00% 9/1/35                                                                                     129,027             122,132
   5.50% 3/1/29                                                                                     259,787             253,535
Fannie Mae S.F. 30 yr TBA 5.50% 5/1/36                                                              130,000             126,263
                                                                                                                        _______

Total Agency Mortgage-Backed Securities (cost $508,692)                                                                 501,930
                                                                                                                        _______


Agency Obligations- 0.26%

^ Resolution Funding Corporation Interest Strips 4.855% 7/15/18                                     850,000             440,952
                                                                                                                        _______

Total Agency Obligations (cost $467,446)                                                                                440,952
                                                                                                                       ________

@=# Collateralized Bond Obligations- 0.06%

Juniper CBO Series 1999-1A A1 144A 6.83% 4/15/11                                                     48,163              48,470
Putnam CBO II Limited 144A 6.875% 11/8/09                                                            62,283              62,283
                                                                                                                         ______

Total Collateralized Bond Obligations (cost $114,467)                                                                   110,753
                                                                                                                       ________

Commercial Mortgage-Backed Securities- 1.99%

~ Banc of America Commercial Mortgage Securities
   Series 2005-2 A5 4.857% 7/10/43                                                                  160,000             150,440
   Series 2006-1 AJ 5.46% 9/10/45                                                                   220,000             214,262
# Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16                 260,000             257,930
~ Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 AJ 5.226% 7/15/44               180,000             173,457
# Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18            610,000             638,598
~ Goldman Sachs Mortgage Securities Series 2006-GG6 AJ 5.594% 4/10/38                               265,000             262,212
~ JPMorgan Chase Commercial Mortgage Securities
   Series 2005-CB11 A4 5.335% 8/12/37                                                               550,000             534,297
   Series 2005-LDP2 AJ 4.842% 7/15/42                                                               220,000             204,944
   Series 2006-CB14 AJ 5.495% 12/12/44                                                              110,000             108,147
~ Lehman Brothers-UBS Commercial Mortgage Trust Series 2006-C3 AJ 5.72% 3/15/39                     300,000             297,281
Merrill Lynch Mortgage Trust
   # Series 2002-MW1 J 144A 5.695% 7/12/34                                                          110,000             103,385
   Series 2005-CIP1 A2 4.96% 7/12/38                                                                 50,000              49,021
# Morgan Stanley Capital I Series 1999-FNV1 G 144A 6.12% 3/15/31                                    155,000             155,770
# Tower Series 2004-2A A 144A 4.232% 12/15/14                                                       195,000             187,779
~ Wachovia Bank Commercial Mortgage Trust Series 2006-C23 AJ 5.515% 1/15/45                          90,000              88,002
                                                                                                                         ______

Total Commercial Mortgage-Backed Securities (cost $3,474,998)                                                         3,425,525
                                                                                                                      _________

Corporate Bonds- 82.78%

Banking - 8.68%
~ Barclays Bank 6.278% 12/29/49                                                                   2,000,000           1,828,063
BB&T Capital Trust I 5.85% 8/18/35                                                                  550,000             506,744
Citigroup 6.875% 2/15/98                                                                            750,000             775,792
~# HBOS 144A
   5.92% 9/29/49                                                                                    300,000             285,804




   6.413% 9/29/49                                                                                 1,000,000             923,660
HSBC 7.625% 5/17/32                                                                                 500,000             574,633
# Mizuho Financial Group 144A 5.79% 4/15/14                                                         330,000             326,857
Popular North America Capital Trust I 6.564% 9/15/34                                                580,000             548,261
~# Rabobank Capital Funding II 144A 5.26% 12/29/49                                                  505,000             479,830
~ RBS Capital Trust I 4.709% 12/29/49                                                               285,000             261,105
~# Resona Preferred Global Securities Cayman 144A 7.191% 12/29/49                                 2,270,000           2,337,652
~# Shinsei Finance 144A 6.418% 1/29/49                                                              550,000             535,001
~# Sumitomo Mitsui Banking 144A 5.625% 7/29/49                                                      540,000             516,762
Travelers Capital III 7.625% 12/1/36                                                                581,000             663,870
~# United Overseas Bank 144A 5.375% 9/3/19                                                          305,000             291,671
Wachovia 5.50% 8/1/35                                                                             1,710,000           1,506,428
~ Wachovia Capital Trust III 5.80% 8/29/49                                                        1,600,000           1,570,242
Wells Fargo 5.375% 2/7/35                                                                           825,000             739,099
Wilmington Trust 4.875% 4/15/13                                                                     275,000             263,042
                                                                                                                        _______

                                                                                                                     14,934,516
                                                                                                                     __________
Basic Industry - 5.62%
Abitibi-Consolidated
   6.95% 12/15/06                                                                                   158,000             159,580
   7.875% 8/1/09                                                                                    395,000             398,950
Alcan 5.75% 6/1/35                                                                                  930,000             846,641
Barrick Gold 5.80% 11/15/34                                                                         450,000             407,187
Bowater 9.00% 8/1/09                                                                                320,000             334,400
Donohue Forest Products 7.625% 5/15/07                                                              240,000             243,600
Georgia-Pacific 8.875% 5/15/31                                                                    1,120,000           1,178,799
Grupo Minero Mexico 8.25% 4/1/08                                                                    610,000             640,500
IMC Global 7.375% 8/1/18                                                                            200,000             193,000
Ispat Inland 9.75% 4/1/14                                                                           380,000             428,102
Lubrizol 6.50% 10/1/34                                                                              785,000             763,652
Newmont Mining 5.875% 4/1/35                                                                        500,000             452,687
Norske Skog 8.625% 6/15/11                                                                          460,000             463,450
Phelps Dodge 9.50% 6/1/31                                                                           500,000             636,408
Placer Dome 6.45% 10/15/35                                                                          675,000             667,076
Southern Peru Copper 7.50% 7/27/35                                                                  565,000             549,463
Stone Container 9.25% 2/1/08                                                                        375,000             389,063
Vale Overseas 6.25% 1/11/16                                                                         215,000             212,313
Weyerhaeuser 7.125% 7/15/23                                                                         340,000             346,039
Witco 6.875% 2/1/26                                                                                 400,000             373,000
                                                                                                                        _______

                                                                                                                      9,683,910
                                                                                                                      _________
Brokerage - 3.23%
Amvescap 4.50% 12/15/09                                                                             455,000             437,828
E Trade Financial 8.00% 6/15/11                                                                     495,000             513,563
# FMR 144A 7.57% 6/15/29                                                                            350,000             408,625
Goldman Sachs
   5.25% 10/15/13                                                                                   240,000             232,103
   6.125% 2/15/33                                                                                   455,000             439,406
   6.345% 2/15/34                                                                                 1,480,000           1,424,219
LaBranche & Company 9.50% 5/15/09                                                                   595,000             639,625
Merrill Lynch 5.00% 1/15/15                                                                         170,000             160,740
Morgan Stanley
   5.375% 10/15/15                                                                                  520,000             497,995
   7.25% 4/1/32                                                                                     390,000             432,967
Nuveen Investments 5.00% 9/15/10                                                                    395,000             380,450
                                                                                                                        _______

                                                                                                                      5,567,521
                                                                                                                      _________
Capital Goods - 0.53%
Allied Waste North America 9.25% 9/1/12                                                             313,000             338,823
Honeywell International 5.70% 3/15/36                                                               600,000             566,749
                                                                                                                        _______

                                                                                                                        905,572
                                                                                                                        _______
Communications - 11.53%
America Movil 6.375% 3/1/35                                                                         600,000             552,931
AT&T 8.00% 11/15/31                                                                               1,000,000           1,188,491
AT&T Wireless Services 8.75% 3/1/31                                                               1,720,000           2,168,272
British Telecommunications 8.875% 12/15/30                                                          985,000           1,248,587
Citizens Communications 9.00% 8/15/31                                                               500,000             538,750
Comcast 6.50% 11/15/35                                                                            1,675,000           1,609,245
COX Communications 6.95% 1/15/28                                                                    310,000             306,366
CSC Holdings
   8.125% 8/15/09                                                                                   215,000             224,138
   10.50% 5/15/16                                                                                   205,000             216,788
# Hanarotelecom 144A 7.00% 2/1/12                                                                   285,000             279,672



Insight Midwest 10.50% 11/1/10                                                                      260,000             274,625
Liberty Media 8.50% 7/15/29                                                                         900,000             878,213
MCI 6.908% 5/1/07                                                                                   325,000             327,438
News America
   6.20% 12/15/34                                                                                   755,000             700,373
   7.30% 4/30/28                                                                                    700,000             719,884
Nextel Communications 6.875% 10/31/13                                                               310,000             318,541
SBC Communications 5.10% 9/15/14                                                                  1,125,000           1,060,909
Sprint Capital 8.75% 3/15/32                                                                      1,685,000           2,096,800
Telecom Italia Capital
   6.00% 9/30/34                                                                                    675,000             604,321
   6.375% 11/15/33                                                                                  500,000             469,567
Telefonos de Mexico 5.50% 1/27/15                                                                   600,000             565,363
Thomson 5.25% 8/15/13                                                                               435,000             417,569
Time Warner Entertainment 8.375% 3/15/23                                                          1,670,000           1,877,206
Triton Communications 8.50% 6/1/13                                                                  630,000             604,800
US Unwired 10.00% 6/15/12                                                                           180,000             202,500
Vodafone Group 7.875% 2/15/30                                                                       350,000             397,610
                                                                                                                        _______

                                                                                                                     19,848,959
                                                                                                                     __________
Consumer Cyclical - 9.61%
Corrections Corporation of America 7.50% 5/1/11                                                     280,000             284,900
DaimlerChrysler Holdings 8.50% 1/18/31                                                              500,000             581,241
DR Horton 5.25% 2/15/15                                                                           1,170,000           1,066,946
Ford Motor 7.45% 7/16/31                                                                          2,505,000           1,841,175
Fortune Brands 5.875% 1/15/36                                                                       680,000             615,671
# Galaxy Entertainment Finance 144A 9.875% 12/15/12                                                 415,000             431,600
General Motors 8.375% 7/15/33                                                                       620,000             465,000
General Motors Acceptance Corporation
   6.875% 9/15/11                                                                                 1,120,000           1,050,362
   8.00% 11/1/31                                                                                  3,945,000           3,750,499
Home Depot 5.40% 3/1/16                                                                             580,000             565,968
Kohl's 7.25% 6/1/29                                                                                 600,000             622,258
# Lennar 144A 6.50% 4/15/16                                                                         780,000             779,173
Lodgenet Entertainment 9.50% 6/15/13                                                                195,000             211,088
May Department Stores
   6.65% 7/15/24                                                                                    500,000             494,997
   6.70% 7/15/34                                                                                    860,000             855,031
# Neiman Marcus 144A 10.375% 10/15/15                                                               490,000             526,750
Office Depot 6.25% 8/15/13                                                                          300,000             297,566
Penney (J.C.)
   7.40% 4/1/37                                                                                      85,000              90,909
   7.65% 8/15/16                                                                                    550,000             600,922
Visteon
   7.00% 3/10/14                                                                                    385,000             314,738
   8.25% 8/1/10                                                                                   1,225,000           1,105,563
                                                                                                                      _________

                                                                                                                     16,552,357
                                                                                                                     __________
Consumer Non-Cyclical - 9.20%
Altria Group 7.65% 7/1/08                                                                           295,000             307,605
# AmerisourceBergen 144A
   5.625% 9/15/12                                                                                   525,000             515,377
   5.875% 9/15/15                                                                                   450,000             439,100
Anheuser Busch 5.75% 4/1/36                                                                         610,000             578,709
Biovail 7.875% 4/1/10                                                                               615,000             624,225
Boston Scientific 7.00% 11/15/35                                                                  1,640,000           1,657,391
# Cargill 144A 6.125% 4/19/34                                                                     1,000,000             975,168
Delhaize America 9.00% 4/15/31                                                                      355,000             406,932
Genentech 5.25% 7/15/35                                                                             750,000             652,071
HCA 6.30% 10/1/12                                                                                   600,000             585,487
# Johnson (SC) & Son 144A 5.75% 2/15/33                                                             225,000             205,682
Kraft Foods 6.50% 11/1/31                                                                         1,930,000           1,965,088
Marsh Supermarket 8.875% 8/1/07                                                                     180,000             179,100
Medco Health Solutions 7.25% 8/15/13                                                              1,335,000           1,425,731
Medtronic 4.75% 9/15/15                                                                             660,000             610,639
Merck
   4.75% 3/1/15                                                                                     110,000             101,262
   5.95% 12/1/28                                                                                    655,000             620,544
Pilgrim's Pride 9.625% 9/15/11                                                                      285,000             298,538
RJ Reynolds Tobacco Holdings 7.875% 5/15/09                                                         355,000             370,088
Schering-Plough 6.75% 12/1/33                                                                       950,000             997,826
US Oncology 9.00% 8/15/12                                                                           400,000             426,000



UST 6.625% 7/15/12                                                                                  255,000             263,235
Wyeth
   5.50% 2/1/14                                                                                     500,000             489,293
   6.00% 2/15/36                                                                                  1,195,000           1,138,466
                                                                                                                      _________

                                                                                                                     15,833,557
                                                                                                                     __________
Electric - 10.91%
Alabama Power 5.875% 12/1/22                                                                        480,000             469,295
~ AVA Capital Trust III 6.50% 4/1/34                                                                295,000             292,763
CalEnergy 8.48% 9/15/28                                                                           1,345,000           1,622,098
Carolina Power & Light 8.625% 9/15/21                                                             1,410,000           1,746,471
CenterPoint Energy Houston Electric 5.60% 7/1/23                                                    830,000             766,236
Cleveland Electric Illuminating 7.88% 11/1/17                                                       530,000             602,705
Detroit Edison 4.80% 2/15/15                                                                        550,000             507,379
Dominion Resources
   5.95% 6/15/35                                                                                    450,000             411,254
   6.30% 3/15/33                                                                                    800,000             766,039
Duke Capital 5.668% 8/15/14                                                                         780,000             762,220
# MidAmerican Energy Holdings 144A 6.125% 4/1/36                                                  1,115,000           1,067,152
Northern States Power 5.25% 7/15/35                                                                 805,000             705,246
NRG Energy 7.375% 2/1/16                                                                            610,000             616,863
Oncor Electric 7.25% 1/15/33                                                                        625,000             680,593
Otter Tail 6.80% 10/1/32                                                                            450,000             436,610
Pacific Gas & Electric 6.05% 3/1/34                                                               2,405,000           2,308,047
PSEG Power 5.50% 12/1/15                                                                            860,000             823,299
Southern California Edison
   6.00% 1/15/34                                                                                  1,815,000           1,753,085
   6.65% 4/1/29                                                                                     960,000             986,234
TECO Energy 7.20% 5/1/11                                                                            410,000             427,425
# Tenaska Alabama Partners 144A 7.00% 6/30/21                                                       270,947             269,236
Westar Energy 6.00% 7/1/14                                                                          750,000             752,613
                                                                                                                        _______

                                                                                                                     18,772,863
                                                                                                                     __________
Energy - 5.20%
Amerada Hess 7.125% 3/15/33                                                                         700,000             747,256
ConocoPhillips 5.90% 10/15/32                                                                       850,000             828,328
EnCana 6.50% 8/15/34                                                                                650,000             661,792
Global Marine 7.00% 6/1/28                                                                          525,000             562,256
Halliburton 5.50% 10/15/10                                                                          250,000             249,846
Nexen 5.875% 3/10/35                                                                              1,050,000             956,026
Petro-Canada 5.95% 5/15/35                                                                        1,400,000           1,299,990
# Ras Laffan Liquefied Natural Gas II 144A 5.298% 9/30/20                                           500,000             471,969
# Ras Laffan Liquefied Natural Gas III 144A 5.838% 9/30/27                                          970,000             898,369
SEACOR Holdings 7.20% 9/15/09                                                                       240,000             246,007
~ Secunda International 13.068% 9/1/12                                                              225,000             238,500
Siberian Oil 10.75% 1/15/09                                                                         475,000             530,860
Talisman Energy 5.85% 2/1/37                                                                        990,000             904,737
Tyumen Oil 11.00% 11/6/07                                                                           330,000             354,849
                                                                                                                        _______

                                                                                                                      8,950,785
                                                                                                                      _________
Financials - 3.80%
General Electric Capital 6.75% 3/15/32                                                            1,450,000           1,570,715
~ HSBC Finance Capital Trust IX 5.911% 11/30/35                                                     900,000             871,047
# Mantis Reef 144A 4.799% 11/3/09                                                                   340,000             327,933
~ MUFG Capital Finance 1 6.346% 7/29/49                                                             555,000             544,834
Residential Capital 6.875% 6/30/15                                                                3,175,000           3,224,117
                                                                                                                      _________

                                                                                                                      6,538,646
                                                                                                                      _________
Insurance - 9.72%
# American International Group 144A 5.05% 10/1/15                                                   800,000             754,597
American Re 7.45% 12/15/26                                                                          155,000             165,351
# Farmers Exchange Capital 144A 7.05% 7/15/28                                                       365,000             355,555
# Farmers Insurance Exchange 144A
   6.00% 8/1/14                                                                                     300,000             292,309
   8.625% 5/1/24                                                                                  1,680,000           1,917,523
# Liberty Mutual 144A 7.00% 3/15/34                                                                 270,000             258,984
Marsh & McLennan 5.15% 9/15/10                                                                      245,000             238,044
MetLife
   5.00% 6/15/15                                                                                    450,000             422,482
   5.70% 6/15/35                                                                                    465,000             423,994
   6.375% 6/15/34                                                                                   500,000             499,581
Montpelier Re Holdings 6.125% 8/15/13                                                               735,000             694,895
# Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                    410,000             456,119
# New York Life Insurance 144A 5.875% 5/15/33                                                       295,000             283,750


# Nippon Life Insurance 144A 4.875% 8/9/10                                                          970,000             937,955
~/# North Front Pass-Through Trust 144A 5.81% 12/15/24                                            1,660,000           1,593,217
~# Oil Insurance 144A 5.15% 8/15/33                                                                 990,000             974,221
UnitedHealth Group 5.80% 3/15/36                                                                  2,295,000           2,119,453
UnumProvident 7.375% 6/15/32                                                                         35,000              34,419
WellPoint 5.85% 1/15/36                                                                           1,660,000           1,529,839
Willis Group
   5.125% 7/15/10                                                                                   205,000             200,134
   5.625% 7/15/15                                                                                 1,205,000           1,154,811
~# ZFS Finance USA Trust I 144A 6.45% 12/15/65                                                    1,515,000           1,429,625
                                                                                                                      _________

                                                                                                                     16,736,858
                                                                                                                     __________
Natural Gas - 2.16%
Energy Transfer 5.95% 2/1/15                                                                        490,000             479,350
Enterprise Products 5.75% 3/1/35                                                                    650,000             565,263
# GulfSouth Pipeline 144A 5.05% 2/1/15                                                              430,000             402,895
Kinder Morgan 6.40% 1/5/36                                                                        1,650,000           1,584,328
Valero Logistics Operations 6.05% 3/15/13                                                           685,000             686,028
                                                                                                                        _______

                                                                                                                      3,717,864
                                                                                                                      _________
Real Estate - 0.47%
Developers Diversified Realty 4.625% 8/1/10                                                         585,000             560,022
HRPT Properties Trust 5.75% 2/15/14                                                                 265,000             257,296
                                                                                                                        _______

                                                                                                                        817,318
                                                                                                                        _______
Technology - 1.07%
Dell 7.10% 4/15/28                                                                                  420,000             460,440
Motorola
   6.50% 9/1/25                                                                                     415,000             420,901
   6.50% 11/15/28                                                                                   950,000             956,698
                                                                                                                        _______

                                                                                                                      1,838,039
                                                                                                                      _________
Transportation - 1.05%
American Airlines 6.817% 5/23/11                                                                    530,000             520,725
Continental Airlines 6.503% 6/15/11                                                                 725,000             728,974
# Hertz 144A 10.50% 1/1/16                                                                          495,000             550,069
                                                                                                                        _______

                                                                                                                      1,799,768
                                                                                                                      _________

Total Corporate Bonds (cost $148,890,705)                                                                           142,498,533
                                                                                                                    ____________
Foreign Agencies- 0.98%

Pemex Project Funding Master Trust
   6.625% 6/15/35                                                                                   215,000             203,444
   # 144A 6.625% 6/15/35                                                                          1,560,000           1,476,150
                                                                                                                      _________

Total Foreign Agencies (cost $1,758,879)                                                                              1,679,594
                                                                                                                      _________

Municipal Bonds- 1.39%

American Eagle Northwest Series A 4.97% 12/15/18                                                    125,000             117,649
California State 5.00% 2/1/33                                                                       180,000             182,446
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                                600,000             620,892
Illinois State Taxable Pension 5.10% 6/1/33                                                         355,000             320,391
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                                    295,000             310,968
Oregon State Taxable Pension 5.892% 6/1/27                                                          410,000             409,385
West Virginia Economic Development Authority
   5.37% 7/1/20 (MBIA)                                                                               60,000              57,329
   6.07% 7/1/26                                                                                     200,000             196,332
Wisconsin State General Taxable Revenue Series A 5.70% 5/1/26 (FSA)                                 170,000             167,350
                                                                                                                       ________

Total Municipal Bonds (cost $2,430,141)                                                                               2,382,742
                                                                                                                     __________

Non-Agency Asset-Backed Securities- 0.24%

Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17                                  150,000             135,743
# GSAA Trust Series 2004-4N Note 144A 6.25% 5/25/34                                                  13,834              13,808
Mid-State Trust
   Series 11 A1 4.864% 7/15/38                                                                       65,019              60,405
   Series 2005-1 A 5.745% 1/15/40                                                                   180,142             175,413
# Sharp NIM Trust 144A
   Series 2003-HE1N N 6.90% 11/25/33                                                                  2,286               2,281
   Series 2004-2N 7.00% 1/25/34                                                                      31,158              31,158
                                                                                                                         ______

Total Non-Agency Asset-Backed Securities (cost $424,490)                                                                418,808
                                                                                                                        _______

Non-Agency Collateralized Mortgage Obligations- 0.37%

# GSMPS Mortgage Loan Trust 144A Series 2005-RP1 1A3 8.00% 1/25/35                                  168,363             176,812
~ Indymac Index Mortgage Loan Trust Series 2006-AR7 5A1 6.166% 5/25/36                              459,952             461,719
                                                                                                                        _______

Total Non-Agency Collateralized Mortgage Obligations (cost $644,739)                                                    638,531
                                                                                                                        _______
Regional Agency- 0.49%




Queensland Treasury 6.00% 10/14/15                                                  AUD           1,105,000             850,284
                                                                                                                        _______

Total Regional Agency (cost $845,088)                                                                                   850,284
                                                                                                                        _______

Regional Authority- 0.49%

Ontario Province 4.50% 3/8/15                                                       CAD             345,000             303,776
Quebec Province 5.00% 12/1/15                                                       CAD             589,000             532,084
                                                                                                                        _______

Total Regional Authority (cost $817,026)                                                                                835,860
                                                                                                                        _______

\ Senior Secured Loans - 4.34%

AWAS Tranche A 6.75% 3/22/13                                                        USD           1,000,000             993,750
Georgia Pacific Term Loan
   Tranche B 6.726% 12/20/12                                                                        997,500           1,007,475
   Tranche C 8.29% 12/23/13                                                                         700,000             715,750
HealthSouth
   8.15% 3/10/07                                                                                    200,000             199,750
   8.15% 3/10/13                                                                                  1,600,000           1,616,999
@ Neiman Marcus Term Bank Loan 7.34% 4/6/13                                                       1,000,000           1,013,750
@ Qwest Communications Bank Loan Tranch B 6.95% 6/30/10                                           1,400,000           1,414,000
United Airlines Bank Loan Term Tranche B
   8.625% 2/1/12                                                                                    437,500             444,336
   8.75% 2/1/12                                                                                      62,500              63,477
                                                                                                                         ______

Total Senior Secured Loans (cost $7,384,347)                                                                          7,469,287
                                                                                                                      _________

Sovereign Debt- 2.59%

Brazil - 0.67%
# Republic of Brazil 144A 6.00% 8/15/10                                             BRL           2,715,046           1,150,401
                                                                                                                      _________

                                                                                                                      1,150,401
                                                                                                                      _________
Germany - 0.40%
Deutschland Republic 5.00% 7/4/11                                                   EUR             521,000             695,499
                                                                                                                        _______

                                                                                                                        695,499
                                                                                                                        _______
Netherlands - 0.15%
Netherlands Government 5.75% 2/15/07                                                EUR             197,000             253,662
                                                                                                                        _______

                                                                                                                        253,662
                                                                                                                        _______
Poland - 0.09%
Poland Government 6.25% 10/24/15                                                    PLN             420,000             147,878
                                                                                                                        _______

                                                                                                                        147,878
                                                                                                                        _______
Russia - 0.08%
~@/ Russian Paris Club Participation Note 2.825% 8/20/20                            JPY          16,595,898             145,719
                                                                                                                        _______

                                                                                                                       145,719
                                                                                                                       ________
Sweden - 0.51%
Swedish Government
   4.00% 12/1/09                                                                    SEK           4,045,000             560,516
   4.50% 8/12/15                                                                    SEK           1,355,000             193,502
   5.00% 12/1/20                                                                    SEK             850,000             129,076
                                                                                                                        _______

                                                                                                                        883,094
                                                                                                                        _______
United Kingdom - 0.52%
U.K. Treasury 8.00% 9/27/13                                                         GBP             405,000             892,363
                                                                                                                        _______

                                                                                                                        892,363
                                                                                                                        _______
Venezuela - 0.17%
Venezuela Government 6.00% 12/9/20                                                  USD             325,000             297,375
                                                                                                                        _______

                                                                                                                        297,375
                                                                                                                        _______

Total Sovereign Debt (cost $4,469,134)                                                                                4,465,991
                                                                                                                      _________

Supranational Banks- 0.13%

Inter-American Development Bank 1.90% 7/8/09                                        JPY           1,000,000               9,015
^ International Bank for Reconstruction & Development 6.861% 8/20/07                NZD             357,000             208,977
                                                                                                                        _______

Total Supranational Banks (cost $221,215)                                                                               217,992
                                                                                                                        _______

U.S. Treasury Obligations- 3.21%

U.S. Treasury Bonds                                                                 USD
   4.50% 2/15/36                                                                                    590,000             530,401
   5.375% 2/15/31                                                                                   145,000             147,220
   oo 6.25% 8/15/23                                                                                 450,000             497,461
U.S. Treasury Inflation Index Notes
   oo 1.875% 7/15/15                                                                                515,842             495,390
   2.00% 1/15/16                                                                                     45,047              43,564
   3.875% 1/15/09                                                                                   248,358             260,776
U.S. Treasury Notes 4.50% 2/15/16                                                                 3,720,000           3,558,995
                                                                                                                      _________

Total U.S. Treasury Obligations (cost $5,572,275)                                                                     5,533,807
                                                                                                                      _________


                                                                                                 Number of
                                                                                                  Shares
Preferred Stock- 0.13%

Nexen 7.35%                                                                                           8,710             221,234
                                                                                                                       ________

Total Preferred Stock (cost $217,750)                                                                                   221,234
                                                                                                                        _______

Warrant- 0.00%

+# Solutia144A, exercise price $7.59, expiration date 7/15/09                                           550                   0
                                                                                                                              _

Total Warrant (cost $46,787)                                                                                                  0
                                                                                                                              _


Total Market Value of Securities - 100.00%
   (cost $178,750,195)                                                                                              172,135,293
Receivables and Other Assets Net of Liabilities (See Notes)- 0.00%                                                          559
                                                                                                                            ___

Net Assets Applicable to 31,977,319 Shares Outstanding - 100.00%                                                  $172,135,852
                                                                                                                  _____________

o Principal amount shown is stated in the currency in which each security is denominated.
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
JPY - Japanese Yen
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

+ Non-income producing security for the period ended April 30, 2006.
^ Zero coupon security. The interest rate shown is the yield at the time of purchase.
~ Variable rate security. The interest rate shown is the rate as of April 30, 2006.
@ Illiquid security. At April 30, 2006, the aggregate amount of illiquid securities equals $2,684,222, which represented 1.56% of the Fund's net assets.
See Note 5 in "Notes."
# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2006, the aggregate amount of Rule 144A securities equals $27,804,687, which represented 16.15% of the Fund's net assets. See Note 5 in "Notes."
\ Senior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more
European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
/ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
oo Fully or partially pledged as collateral for financial futures contracts.
= Security is being fair valued in accordance with the Fund's fair valuation policy. At April 30, 2006, the aggregate amount of fair valued securities equals
$110,753, which represented 0.06% of the Fund's net assets. See Note 1 in "Notes."

Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
CBO - Collateralized Bond
Obligation FGIC - Insured by the Financial Guaranty Insurance Company FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
NIM - Net Interest Margin
S.F. - Single Family
TBA - To be announced
yr - Year

The following foreign currency exchange contracts and futures contracts were outstanding at April 30, 2006:

Foreign Currency Exchange Contracts (1)



                                                                                                           Unrealized

                                                                                                          Appreciation
Contracts to Receive (Deliver)               In Exchange For               Settlement Date               (Depreciation)
_____________________________                _______________               _______________                _____________

AUD       (877,990)                          USD    (647,646)                   5/8/06                        $(19,307)



CAD       (769,150)                          USD    (667,904)                   5/8/06                         (20,381)
EUR       (215,100)                          JPY  30,885,349                    5/8/06                             (95)
EUR        200,695                           USD     238,622                    5/8/06                          14,802
GBP       (431,000)                          USD    (761,879)                   5/8/06                         (24,364)
JPY    196,118,683                           USD   1,677,001                    5/8/06                          47,114
NZD       (323,800)                          USD    (209,194)                   5/8/06                           2,537
PLN       (568,970)                          USD    (180,242)                   5/8/06                          (5,269)
SEK     (7,437,000)                          USD    (963,466)                   5/8/06                         (48,122)
                                                                                                               ________

                                                                                                              $(53,085)
                                                                                                              =========


Futures Contracts (2)

                                                                                                          Unrealized

          Contracts                         Notional             Notional                                 Appreciation
        to Buy (Sell)                     Cost (Proceeds)         Value             Expiration Date      (Depreciation)
        _____________                    _______________          _______           _______________      ______________
 (97) U.S. Treasury 2 year Notes          $(19,811,619)       $(19,762,234)           6/30/06              $    49,385
(132) U.S. Treasury 5 year Notes           (13,790,330)        (13,748,625)           6/30/06                   41,705
   30 U.S. Treasury 10 year Notes            3,165,044           3,167,344            6/30/06                    2,300
  491 U.S. Treasury long Bond               55,004,109          52,460,281            6/30/06               (2,543,828)
                                                                                                            ___________
                                                                                                           $(2,450,438)
                                                                                                           ============

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation)is reflected in the Fund's net assets.
(1) See Note 3 in Notes."
(2) See Note 4 in Notes."

________________________________________________________________________________

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Income Funds - Delaware Extended Duration Bond Fund (the "Fund").

Security Valuation- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements- The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.


Foreign Currency Transactions- Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S.dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other- Expenses common to all funds within the Delaware Investments (R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At April 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:


Cost of investments                              $179,047,235
                                                 ____________

Aggregate unrealized appreciation                   1,087,784
Aggregate unrealized depreciation                  (7,999,726)
                                                   __________

Net unrealized depreciation                      $ (6,911,942)
                                                 ____________

3. Foreign Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

4. Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in receivables and other assets net of liabilities.

5. Credit and Market Risk

The Fund may invest in high yield fixed income securities, which carry ratings of BB or lower by Standard and Poor's Rating Group and/or Ba or lower by Moody's Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Schedule of Investments (Unaudited)

Delaware High-Yield Opportunities Fund

April 30, 2006


                                                                                                  Principal            Market
                                                                                                   Amount              Value
                                                                                                   (U.S.$)             (U.S.$)

Collateralized Bond Obligations - 0.05%

=@~# Merrill Lynch CBO VII Series 1997-C3A A 144A 5.315% 3/23/08                                $   143,948       $      13,249
=@ South Street CBO Series 1999-1A A1 7.16% 7/1/11                                                   36,935              37,119
                                                                                                                         ______
Total Collateralized Bond Obligations (cost $116,187)                                                                    50,368
                                                                                                                         ______

Commercial Mortgage-Backed Securities - 0.74%

# First Union National Bank Commercial Mortgage Series 2001-C2 L 144A 6.46% 1/12/43                 800,000             799,830
                                                                                                                        _______
Total Commercial Mortgage-Backed Securities (cost $811,969)                                                             799,830
                                                                                                                        _______

Convertible Bonds - 0.21%

# Charter Communications 144A 5.875% 11/16/09,
   exercise price $2.42, expiration date 11/16/09                                                   300,000             223,500
                                                                                                                        _______
Total Convertible Bonds (cost $290,075)                                                                                 223,500
                                                                                                                        _______

Corporate Bonds - 93.62%

Banking - 0.27%
Western Financial 9.625% 5/15/12                                                                    260,000             292,500
                                                                                                                        _______
                                                                                                                        292,500
                                                                                                                        _______
Basic Industry - 12.10%
Abitibi-Consolidated
   6.95% 12/15/06                                                                                    50,000              50,500
   7.875% 8/1/09                                                                                    315,000             318,150
AK Steel 7.875% 2/15/09                                                                             805,000             809,025
Bowater 9.50% 10/15/12                                                                            1,660,000           1,759,599
Chemtura 6.875% 6/1/16                                                                              300,000             300,637
Donohue Forest Products 7.625% 5/15/07                                                              550,000             558,250
Georgia-Pacific
   8.875% 5/15/31                                                                                   295,000             310,488
   9.50% 12/1/11                                                                                    490,000             540,225
Gold Kist 10.25% 3/15/14                                                                            515,000             547,188
# Ineos Group Holdings 144A 8.50% 2/15/16                                                           380,000             362,900
# Nell AF Sarl 144A 8.375% 8/15/15                                                                  825,000             821,906
Norske Skog Canada 8.625% 6/15/11                                                                   765,000             770,738
# P.H. Glatfelter 144A 7.125% 5/1/16                                                                250,000             252,240
# Port Townsend Paper 144A 12.00% 4/15/11                                                           910,000             750,750
Potlatch 13.00% 12/1/09                                                                             675,000             787,321
Rhodia 8.875% 6/1/11                                                                                831,000             862,162
Smurfit Capital Funding 7.50% 11/20/25                                                            1,290,000           1,212,599
++ Solutia 6.72% 10/15/37                                                                           770,000             662,200
Tembec Industries 8.625% 6/30/09                                                                  1,405,000             902,712
Witco 6.875% 2/1/26                                                                                 525,000             489,563
                                                                                                                        _______
                                                                                                                     13,069,153
                                                                                                                     __________
Brokerage - 2.05%
E Trade Financial 8.00% 6/15/11                                                                     695,000             721,063
LaBranche & Company
   9.50% 5/15/09                                                                                    600,000             645,000
   11.00% 5/15/12                                                                                   760,000             847,400
                                                                                                                        _______
                                                                                                                      2,213,463
                                                                                                                      _________
Capital Goods - 6.01%


Armor Holdings 8.25% 8/15/13                                                                        755,000             809,738
Graham Packaging 9.875% 10/15/14                                                                    510,000             526,575
Graphic Packaging International 9.50% 8/15/13                                                       215,000             209,625
Interface 10.375% 2/1/10                                                                            695,000             764,500
Interline Brands 11.50% 5/15/11                                                                     930,000           1,036,950
Intertape Polymer 8.50% 8/1/14                                                                      970,000             967,575
{ Mueller Holdings 14.75% 4/15/14                                                                 1,275,000           1,058,250
# Panolam Industrial 144A 10.75% 10/1/13                                                            435,000             428,475
Trimas 9.875% 6/15/12                                                                               730,000             688,025
                                                                                                                        _______
                                                                                                                      6,489,713
                                                                                                                      _________
Consumer Cyclical - 7.59%
Accuride 8.50% 2/1/15                                                                               600,000             595,500
Carrols 9.00% 1/15/13                                                                               375,000             382,500
Ford Motor Credit 7.375% 10/28/09                                                                   700,000             647,264
General Motors Acceptance Corporation
   6.875% 9/15/11                                                                                   925,000             867,486
   8.00% 11/1/31                                                                                    585,000             556,158
Landry's Restaurant 7.50% 12/15/14                                                                  305,000             294,325
Metaldyne 10.00% 11/1/13                                                                          1,005,000             972,337
# Neiman Marcus 144A 9.00% 10/15/15                                                                 675,000             720,563
# NPC International 144A 9.50% 5/1/14                                                               475,000             482,125
O'Charleys 9.00% 11/1/13                                                                            825,000             845,625
# Uno Restaurant 144A 10.00% 2/15/11                                                                700,000             563,500
Visteon
   7.00% 3/10/14                                                                                    175,000             143,063
   8.25% 8/1/10                                                                                     550,000             496,375
Warnaco 8.875% 6/15/13                                                                              590,000             623,925
                                                                                                                        _______
                                                                                                                      8,190,746
                                                                                                                      _________
Consumer Non-Cyclical - 8.74%
Accellent 10.50% 12/1/13                                                                            560,000             604,800
Biovail 7.875% 4/1/10                                                                             1,595,000           1,618,924
Constellation Brands 8.125% 1/15/12                                                                 295,000             308,275
Cott Beverages 8.00% 12/15/11                                                                       920,000             940,700
Doane Pet Care 10.625% 11/15/15                                                                     500,000             612,500
Dole Food 8.875% 3/15/11                                                                            510,000             499,800
# Le-Natures 144A 10.00% 6/15/13                                                                    485,000             511,675
Marsh Supermarkets 8.875% 8/1/07                                                                    265,000             263,675
National Beef Packing 10.50% 8/1/11                                                                 740,000             749,250
Pilgrim's Pride 9.625% 9/15/11                                                                      775,000             811,813
Playtex Products 9.375% 6/1/11                                                                      840,000             879,900
True Temper Sports 8.375% 9/15/11                                                                 1,005,000             932,138
#Warner Chilcott 144A 9.25% 2/1/15                                                                  700,000             700,000
                                                                                                                        _______
                                                                                                                      9,433,450
                                                                                                                      _________
Energy - 6.08%
# Basic Energy Service 144A 7.125% 4/15/16                                                          225,000             223,313
Bluewater Finance 10.25% 2/15/12                                                                    550,000             574,750
# Brigham Exploration 144A 9.625% 5/1/14                                                            225,000             226,125
Compton Petroleum 7.625% 12/1/13                                                                    325,000             323,375
# Copano Energy 144A 8.125% 3/1/16                                                                  225,000             232,313
El Paso Natural Gas 7.625% 8/1/10                                                                   310,000             322,788
El Paso Production Holding 7.75% 6/1/13                                                             875,000             906,718
# Hilcorp Energy 144A
   7.75% 11/1/15                                                                                    260,000             257,400
   10.50% 9/1/10                                                                                    382,000             418,290
Inergy Finance 6.875% 12/15/14                                                                      425,000             403,750
# Inergy Finance 144A 8.25% 3/1/16                                                                  200,000             206,500
# Mariner Energy 144A 7.50% 4/15/13                                                                 375,000             373,125
Quicksilver Resources 7.125% 4/1/16                                                                 475,000             470,250
~ Secunda International 13.068% 9/1/12                                                              570,000             604,200
Tennessee Gas Pipeline 8.375% 6/15/32                                                               270,000             299,706
# VeraSun Energy 144A 9.875% 12/15/12                                                               290,000             310,300
Whiting Petroleum 7.25% 5/1/13                                                                      410,000             410,000
                                                                                                                        _______
                                                                                                                      6,562,903
                                                                                                                      _________
Finance & Investments - 1.06%
FINOVA Group 7.50% 11/15/09                                                                       1,826,000             629,970
# Hughes Network Systems 144A 9.50% 4/15/14                                                         500,000             511,875
                                                                                                                        _______
                                                                                                                      1,141,845
                                                                                                                      _________
Media - 12.08%
} Adelphia Communications 8.125% 7/15/06                                                            800,000             378,000



# Affinion Group 144A 11.50% 10/15/15                                                               325,000             334,750
CCH I 11.00% 10/1/15                                                                                504,000             451,080
Cenveo 9.625% 3/15/12                                                                               540,000             579,150
Charter Communications Holdings
   11.125% 1/15/11                                                                                  845,000             540,800
   13.50% 1/15/11                                                                                 1,205,000             837,475
~# Cleveland Unlimited 144A 13.16% 12/15/10                                                         325,000             339,625
CSC Holdings 10.50% 5/15/16                                                                       1,190,000           1,258,424
Insight Midwest 10.50% 11/1/10                                                                    1,720,000           1,816,749
Lodgenet Entertainment 9.50% 6/15/13                                                              1,115,000           1,206,987
Mediacom Capital 9.50% 1/15/13                                                                      915,000             940,163
# RH Donnelley 144A 8.875% 1/15/16                                                                  285,000             294,619
Sheridan Group 10.25% 8/15/11                                                                       350,000             362,250
Sirius Satellite 9.625% 8/1/13                                                                      905,000             889,163
Vertis 10.875% 6/15/09                                                                              310,000             297,600
Warner Music Group 7.375% 4/15/14                                                                   945,000             935,550
XM Satellite Radio 12.00% 6/15/10                                                                   800,000             905,000
# XM Satellite Radio 144A 9.75% 5/1/14                                                              675,000             681,750
                                                                                                                        _______
                                                                                                                     13,049,135
                                                                                                                     __________
Real Estate - 1.78%
American Real Estate Partners 8.125% 6/1/12                                                       1,020,000           1,058,250
BF Saul REIT 7.50% 3/1/14                                                                           845,000             866,125
                                                                                                                        _______
                                                                                                                      1,924,375
                                                                                                                      _________
Services Cyclical - 13.88%
Adesa 7.625% 6/15/12                                                                                875,000             894,688
American Airlines 7.379% 5/23/16                                                                    372,656             337,253
# CCM Merger 144A 8.00% 8/1/13                                                                      915,000             892,125
Corrections Corporation of America 7.50% 5/1/11                                                   1,105,000           1,124,337
Foster Wheeler 10.359% 9/15/11                                                                      159,250             175,175
FTI Consulting 7.625% 6/15/13                                                                       590,000             623,925
# Galaxy Entertainment Finance 144A 9.875% 12/15/12                                               1,305,000           1,357,199
Gaylord Entertainment 8.00% 11/15/13                                                                610,000             629,063
{ H-Lines Finance Holdings 11.00% 4/1/13                                                          1,162,000             993,510
# Hertz 144A
   8.875% 1/1/14                                                                                    445,000             475,038
   10.50% 1/1/16                                                                                    180,000             200,025
Horizon Lines 9.00% 11/1/12                                                                         421,000             440,471
Kansas City Southern Railway 9.50% 10/1/08                                                          775,000             822,469
# Knowledge Learning 144A 7.75% 2/1/15                                                              580,000             553,900
Mandalay Resort Group 9.50% 8/1/08                                                                  770,000             824,863
MGM MIRAGE 9.75% 6/1/07                                                                             240,000             250,200
OMI 7.625% 12/1/13                                                                                1,170,000           1,194,862
Royal Caribbean Cruises 7.25% 3/15/18                                                               220,000             228,523
Seabulk International 9.50% 8/15/13                                                                 465,000             518,475
Stena 9.625% 12/1/12                                                                                675,000             730,688
{ Town Sports International 11.00% 2/1/14                                                           640,000             491,200
Wheeling Island Gaming 10.125% 12/15/09                                                           1,175,000           1,233,749
                                                                                                                      _________
                                                                                                                     14,991,738
                                                                                                                     __________
Services Non-Cyclical - 5.22%
Aleris International 9.00% 11/15/14                                                                 770,000             808,500
Brickman Group 11.75% 12/15/09                                                                      290,000             316,477
Casella Waste Systems 9.75% 2/1/13                                                                1,200,000           1,283,999
# CRC Health 144A 10.75% 2/1/16                                                                     955,000             986,038
Geo Subordinate 11.00% 5/15/12                                                                      805,000             813,050
US Oncology 10.75% 8/15/14                                                                          265,000             297,794
{ Vanguard Health 11.25% 10/1/15                                                                  1,530,000           1,136,025
                                                                                                                      _________
                                                                                                                      5,641,883
                                                                                                                      _________
Technology & Electronics - 1.98%
Magnachip Semiconductor 8.00% 12/15/14                                                            1,240,000           1,162,500
# Sensata Technologies BV 144A 8.00% 5/1/14                                                         425,000             429,250
# Sungard Data Systems 144A 10.25% 8/15/15                                                          510,000             550,800
                                                                                                                        _______
                                                                                                                      2,142,550
                                                                                                                      _________
Telecommunications - 10.06%
++ Allegiance Telecom 11.75% 2/15/08                                                                255,000             114,750
American Cellular 10.00% 8/1/11                                                                     520,000             566,800
American Tower 7.125% 10/15/12                                                                      665,000             681,625
Centennial Communications 10.00% 1/1/13                                                             465,000             485,925
Cincinnati Bell 8.375% 1/15/14                                                                    1,110,000           1,140,525



# Digicel Limited 144A 9.25% 9/1/12                                                                 700,000            743,750
{ Inmarsat Finance 10.375% 11/15/12                                                               1,445,000          1,249,925
iPCS 11.50% 5/1/12                                                                                  200,000            227,500
~ IWO Holdings 8.818% 1/15/12                                                                       125,000            130,938
MCI 6.908% 5/1/07                                                                                   302,000            304,265
# Nordic Telephone Holdings 144A 8.875% 5/1/16                                                      375,000            390,000
Rural Cellular 9.875% 2/1/10                                                                        600,000            640,500
~# Rural Cellular 144A 10.43% 11/1/12                                                               415,000            433,675
# Telcordia Technologies 144A 10.00% 3/15/13                                                      1,610,000          1,481,199
Triton Communications 9.375% 2/1/11                                                                 670,000            504,175
~ US LEC 13.62% 10/1/09                                                                             325,000            351,813
# Wind Acquisition Finance 144A 10.75% 12/1/15                                                    1,280,000          1,420,800
                                                                                                                     _________
                                                                                                                    10,868,165
                                                                                                                    __________

Utilities - 4.72%
++# Calpine 144A 9.90% 7/15/07                                                                      606,050            581,808
Elwood Energy 8.159% 7/5/26                                                                         769,831            822,316
Midwest Generation
   8.30% 7/2/09                                                                                     690,000            708,666
   8.75% 5/1/34                                                                                     645,000            699,825
Mirant Americas Generation 8.30% 5/1/11                                                           1,150,000          1,193,126
NRG Energy 7.25% 2/1/14                                                                              50,000             50,375
Orion Power Holdings 12.00% 5/1/10                                                                  655,000            749,975
# Tenaska Alabama Partners 144A 7.00% 6/30/21                                                       295,578            293,712
=# USGen New England 144A 7.459% 1/2/15                                                             250,000              1,800
                                                                                                                        ______
                                                                                                                     5,101,603
                                                                                                                     _________
Total Corporate Bonds (cost $101,110,801)                                                                          101,113,222
                                                                                                                   ___________

Emerging Market Bonds - 1.93%

# C&M Finance 144A 8.10% 2/1/16                                                                     500,000             495,303
Republic of El Salvador 7.65% 6/15/35                                                             1,000,000           1,007,000
Venezuela Government 6.00% 12/9/20                                                                  640,000             585,600
                                                                                                                       _______
Total Emerging Market Bonds (cost $2,083,455)                                                                        2,087,903
                                                                                                                     _________

<< Senior Secured Loan - 0.32%

Healthsouth 8.15% 3/10/13                                                                           350,000             349,563
                                                                                                                       _______
Total Senior Secured Loan (cost $347,375)                                                                              349,563
                                                                                                                       _______
                                                                                                Number of
                                                                                                 Shares
Common Stock - 1.41%

=@+II Avado Brands                                                                                      906              12,711
B&G Foods                                                                                            13,750             205,838
+ Foster Wheeler                                                                                     14,383             640,895
+ Mirant                                                                                             20,559             504,929
+ Petroleum Geo-Services ADR                                                                          1,491              83,705
+ XM Satellite Radio Holdings Class A                                                                 3,500              70,770
                                                                                                                        ______
Total Common Stock (cost $869,854)                                                                                   1,518,848
                                                                                                                     _________

Warrants - 0.00%

+# Solutia 144A, exercise price $7.59, expiration date 7/15/09                                          450                  0
                                                                                                                             _
Total Warrants (cost $38,281)                                                                                                0
                                                                                                                             _

Total Market Value of Securities - 98.28%

   (cost $105,667,997)                                                                                             106,143,234

Receivables and Other Assets Net of Liabilities (See Notes) - 1.72%                                                  1,860,178
                                                                                                                     _________
Net Assets Applicable to 24,955,176 Shares Outstanding - 100.00%                                                  $108,003,412
                                                                                                                  ____________

+ Non-income producing security for the period ended April 30, 2006.
++ Non-income producing security. Security is currently in default.
~ Variable rate security. The interest rate shown is the rate as of April 30, 2006.
} Security is currently in default. The issue has missed the maturity date.
Bankruptcy proceedings are in the process to determine distribution of assets.
The date listed is the estimate of when proceedings will be finalized.
{ Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
<< Senior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and
(iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
= Security is being fair valued in accordance with the Fund's fair valuation policy. At April 30, 2006, the aggregate amount of fair valued securities equals
$64,879, which represented 0.06% of the Fund's net assets. See Note 1 in "Notes."
# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2006, the aggregate amount of Rule 144A securities equals $22,327,120, which represented 20.67% of the Fund's net assets. See Note 3 in "Notes."
II Restricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At April 30, 2006, the aggregate amount of the restricted security equals $12,711 or 0.01% of the Fund's net assets. See Note 3 in "Notes."
@ Illiquid security. At April 30, 2006, the aggregate amount of illiquid securities equals $63,079, which represented 0.06% of the Fund's net assets. See
Note 3 in "Notes."

Summary of Abbreviations:

ADR - American Depositary Receipt
CBO - Collateralized Bond Obligation
REIT - Real Estate Investment Trust

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Income Funds - Delaware High-Yield Opportunities Fund (the "Fund").


Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.
S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments

At April 30, 2006, the cost of investments for federal income tax has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                              $106,241,543
                                                 ____________

Aggregate unrealized appreciation                   2,490,558

Aggregate unrealized depreciation                  (2,588,867)
                                                 ____________
Net unrealized depreciation                      $    (98,309)
                                                 ____________

For federal income tax purposes, at July 31, 2005, capital loss carryforwards of $3,971,857 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $3,971,857 expires 2010.

3. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to the Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

Item 2. Controls and Procedures.

        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

        There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

        File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION


I, Jude T. Driscoll, certify that:

1.     I have reviewed this report on Form N-Q of Delaware Group Income Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
       1940) for the registrant and have:

       (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

       (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

       (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

       (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

       (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

       (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



JUDE T. DRISCOLL
________________
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    June 27, 2006

                                  CERTIFICATION
                                  _____________

I, Michael P. Bishof, certify that:

1.     I have reviewed this report on Form N-Q of Delaware Group Income Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

       (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

       (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

       (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

       (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

       (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

       (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



MICHAEL P. BISHOF
______________________
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    June 27, 2006

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP INCOME FUNDS


JUDE T DRISCOLL
________________________________
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    June 27, 2006



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



JUDE T DRISCOLL
_________________________
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    June 27, 2006



MICHAEL P. BISHOF
_________________________________________
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    June 27, 2006